UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2668

Oppenheimer AMT-Free Municipals

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—110.8%
Alabama—1.5%
$ 1,085,000	AL Space Science Exhibit Finance Authority	6.000%	10/01/2025	$1,001,205
20,000,000	Birmingham, AL Commercial Devel. Authority (Civic Center Improvements)[1]	5.500	04/01/2041	23,051,800
410,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)	6.125	12/01/2025	388,471
90,000	Birmingham, AL Special Care Facilities Financing Authority (Daughters of Charity)[2]	5.000	11/01/2025	90,360
3,250,000	Birmingham, AL Waterworks[2]	5.000	01/01/2038	3,662,458
225,000	Cooperative District, AL Fort Deposit	6.000	02/01/2036	188,033
3,500,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[2]	6.750	02/01/2029	3,858,680
6,250,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[2]	7.000	02/01/2036	6,903,750
225,000	Greater Montgomery, AL Educational Building Authority (Huntingdon College)	5.100	05/01/2016	231,617
100,000	Jefferson County, AL Sewer[3]	5.000	02/01/2018	79,822
150,000	Jefferson County, AL Sewer[3]	5.000	02/01/2020	117,921
4,060,000	Jefferson County, AL Sewer[3]	5.375	02/01/2027	3,026,324
35,000	Jefferson County, AL Sewer[3]	5.625	02/01/2018	27,095
280,000	Jefferson County, AL Sewer[3]	5.625	02/01/2022	217,423

				42,844,959
Alaska—0.0%
750,000	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[4]	6.150	08/01/2031	269,715
600,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[4]	5.875	12/01/2027	298,812
90,000	AK Northern Tobacco Securitization Corp. (TASC)[2]	5.000	06/01/2032	84,214

				652,741
Arizona—3.5%
200,000	Centerra, AZ Community Facilities District	5.150	07/15/2031	182,254
128,950	Central AZ Irrigation & Drain District, Series A	6.000	06/01/2013	129,345
305,000	Estrella Mountain Ranch, AZ Community Facilities District	5.450	07/15/2021	311,841
200,000	Estrella Mountain Ranch, AZ Community Facilities District	5.625	07/15/2025	203,528
450,000	Estrella Mountain Ranch, AZ Community Facilities District	5.800	07/15/2030	457,025
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District	5.900	07/15/2022	1,068,846
330,000	Estrella Mountain Ranch, AZ Community Facilities District	6.125	07/15/2027	345,302
500,000	Estrella Mountain Ranch, AZ Community Facilities District	6.200	07/15/2032	519,780
463,000	Festival Ranch, AZ Community Facilities District	5.750	07/01/2032	447,832
595,000	Festival Ranch, AZ Community Facilities District[2]	5.800	07/15/2032	621,644
250,000	Gladden Farms, AZ Community Facilities District[2]	5.500	07/15/2031	256,660
800,000	Litchfield Park, AZ Community Facility District	6.375	07/15/2026	800,424

1 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Arizona Continued
$ 800,000	Maricopa County, AZ IDA (Christian Care Apartments)[2]	6.500%	01/01/2036	$802,136
2,000,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.625	01/01/2034	1,587,140
495,000	Maricopa County, AZ IDA (Immanuel Campus Care)[4]	8.500	04/20/2041	247,510
1,115,000	Maricopa County, AZ IDA (Sun King Apartments)[2]	6.750	11/01/2018	1,049,215
785,000	Maricopa County, AZ IDA (Sun King Apartments)[2]	6.750	05/01/2031	649,493
565,000	Maricopa County, AZ School District No. 24 (Gila Bend)	5.500	07/01/2022	592,792
200,000	Marley Park, AZ Community Facilities District	5.300	07/15/2031	187,758
427,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien	5.300	07/01/2030	391,346
375,000	Palm Valley, AZ Community Facility District No. 3	5.300	07/15/2031	360,158
980,000	Palm Valley, AZ Community Facility District No. 3	5.800	07/15/2032	969,837
750,000	Phoenix, AZ IDA (Career Success Schools)[2]	7.000	01/01/2029	758,640
870,000	Phoenix, AZ IDA (Eagle College Prep)[2]	5.000	07/01/2033	892,463
500,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)	6.250	07/01/2036	505,415
1,000,000	Phoenix, AZ IDA (Great Hearts Academies)[2]	6.300	07/01/2042	1,071,410
8,500,000	Phoenix, AZ IDA (Rowan University)[2]	5.250	06/01/2034	9,470,360
1,640,000	Pima County, AZ IDA (Arizona Charter School)[2]	5.000	07/01/2026	1,639,885
1,325,000	Pima County, AZ IDA (Arizona Charter School)[2]	6.500	07/01/2023	1,327,372
1,280,000	Pima County, AZ IDA (Arizona Charter School)[2]	6.750	07/01/2031	1,281,933
365,000	Pima County, AZ IDA (CECS/TAT/EICS Obligated Group)[2]	6.300	07/01/2031	377,739
4,000,000	Pima County, AZ IDA (Center for Academic Success)[2]	5.500	07/01/2037	4,056,120
1,435,000	Pima County, AZ IDA (Christian Senior Living)[2]	5.050	01/01/2037	1,472,095
500,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)	6.250	06/01/2026	509,630
12,400,000	Pima County, AZ IDA (Metro Police Facility)[1]	5.375	07/01/2039	13,636,156
1,435,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)[2]	8.125	07/01/2041	1,614,676
500,000	Pima County, AZ IDA (P.L.C. Charter Schools)	6.750	04/01/2036	503,700
170,000	Pima County, AZ IDA (Paradise Education Center)[2]	5.875	06/01/2033	170,111
250,000	Pima County, AZ IDA (Paradise Education Center)[2]	6.000	06/01/2036	255,693
2,845,000	Pima County, AZ IDA (Phoenix Advantage Charter School)	5.600	07/01/2023	2,439,388
500,000	Pima County, AZ IDA (Sonoran Science Academy)	5.670	12/01/2027	486,920
650,000	Pima County, AZ IDA (Sonoran Science Academy)	5.750	12/01/2037	618,800
760,000	Pima County, AZ IDA (Tucson Country Day School)[2]	5.000	06/01/2037	742,284
250,000	Pima County, AZ IDA (Valley Academy)[2]	6.500	07/01/2038	267,463
500,000	Quail Creek, AZ Community Facilities District	5.550	07/15/2030	481,720
620,000	Quailwood Meadows, AZ Community Facilities District	6.000	07/15/2022	626,405
1,350,000	Quailwood Meadows, AZ Community Facilities District	6.125	07/15/2029	1,364,472
1,000,000	Rio Rico, AZ Fire District[2]	7.000	07/01/2030	1,149,700

2 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Arizona Continued
$ 12,460,000	Salt Verde, AZ Financial Corp.[2]	5.000%		12/01/2032	$14,160,167
11,415,000	Salt Verde, AZ Financial Corp.[2]	5.000		12/01/2037	12,824,182
460,000	Salt Verde, AZ Financial Corp.[2]	5.250		12/01/2028	542,046
100,000	Salt Verde, AZ Financial Corp.[2]	5.500		12/01/2029	120,237
51,000	Show Low Bluff, AZ Community Facilities District Special Assessment	5.200		07/01/2017	51,220
1,655,000	Tartesso West, AZ Community Facilities District	5.900		07/15/2032	1,637,954
3,000,000	Verrado, AZ Community Facilities District No. 1	5.350		07/15/2031	2,833,050
4,775,000	Verrado, AZ Community Facilities District No. 1	6.500		07/15/2027	4,782,401
1,775,000	Vistancia, AZ Community Facilities District[2]	6.750		07/15/2022	1,780,343
500,000	Westpark, AZ Community Facilities District	5.250		07/15/2031	466,620

					99,100,636
Arkansas—0.1%
300,000	Arkadelphia, AR Public Education Facilities Board (Ouachita Baptist University)	5.375		03/01/2038	313,143
2,390,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[4]	6.250		02/01/2038	1,350,278

					1,663,421
California—19.1%
675,000	Adelanto, CA Public Utility Authority	6.750		07/01/2039	746,024
830,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.000		09/01/2029	858,784
1,615,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.250		09/01/2040	1,670,055
1,400,000	Antelope Valley, CA Healthcare District[2]	5.250		09/01/2017	1,429,862
20,000	Beaumont, CA Financing Authority, Series B	5.875		09/01/2023	20,753
2,340,000	Bonita Canyon, CA Public Facilities Financing Authority	5.000		09/01/2025	2,419,443
1,000,000	Bonita Canyon, CA Public Facilities Financing Authority	5.000		09/01/2026	1,033,710
2,000,000	Bonita Canyon, CA Public Facilities Financing Authority	5.000		09/01/2028	2,066,720
7,000,000	CA County Tobacco Securitization Agency	6.500	[5]	06/01/2046	273,000
6,000,000	CA County Tobacco Securitization Agency	6.650	[5]	06/01/2046	209,580
129,820,000	CA County Tobacco Securitization Agency	6.700	[5]	06/01/2050	3,627,171
7,275,000	CA County Tobacco Securitization Agency	7.234	[5]	06/01/2033	1,869,675
38,650,000	CA County Tobacco Securitization Agency	7.550	[5]	06/01/2055	360,605
8,000,000	CA County Tobacco Securitization Agency	7.750	[5]	06/01/2046	405,760
2,315,000	CA County Tobacco Securitization Agency (TASC)[2]	5.125		06/01/2038	2,082,898
100,000	CA County Tobacco Securitization Agency (TASC)[2]	5.450		06/01/2028	98,731
10,200,000	CA County Tobacco Securitization Agency (TASC)[2]	5.600		06/01/2036	9,973,356
160,000	CA County Tobacco Securitization Agency (TASC)[2]	5.700		06/01/2046	149,328
50,000	CA County Tobacco Securitization Agency (TASC)[2]	5.875		06/01/2035	50,196
5,000,000	CA County Tobacco Securitization Agency (TASC)[2]	5.875		06/01/2043	5,000,200
21,000,000	CA County Tobacco Securitization Agency (TASC)[2]	6.000		06/01/2042	20,998,110
93,000,000	CA County Tobacco Securitization Agency (TASC)	6.650	[5]	06/01/2046	3,699,540
3,375,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500		04/01/2031	3,903,896

3 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 2,500,000	CA GO2	5.000%		09/01/2032	$2,877,200
4,375,000	CA GO2	5.000		04/01/2037	4,985,794
7,700,000	CA GO2	5.000		02/01/2038	8,641,017
5,000,000	CA GO2	6.000		04/01/2038	6,007,500
4,335,000	CA Golden State Tobacco Securitization Corp.[2]	5.000		06/01/2036	3,924,692
9,135,000	CA Golden State Tobacco Securitization Corp. (TASC)[2]	4.500		06/01/2027	8,911,193
69,700,000	CA Golden State Tobacco Securitization Corp. (TASC)[2]	5.300		06/01/2037	64,777,089
110,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.000	[5]	06/01/2047	1,548,800
20,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[1]	5.750		07/01/2039	23,612,600
25,000	CA HFA (Home Mtg.)[2]	5.450		08/01/2033	25,585
590,000	CA Independent Cities Lease Finance Authority (Morgan Hill-Hacienda Valley)	5.950		11/15/2039	599,599
18,115,000	CA M-S-R Energy Authority	7.000		11/01/2034	25,603,922
5,000,000	CA M-S-R Energy Authority	7.000		11/01/2034	7,067,050
250,000	CA Municipal Finance Authority (Harbor Regional Center)[2]	8.500		11/01/2039	313,533
1,600,000	CA Public Works[2]	5.000		04/01/2037	1,757,392
7,725,000	CA Public Works[2]	6.625		11/01/2034	8,538,520
2,500,000	CA Public Works (Judicial Council)[2]	5.000		12/01/2031	2,796,600
15,000,000	CA Public Works (Regents University)[1]	5.000		12/01/2031	17,747,700
2,500,000	CA Public Works (Various Community Colleges)[2]	5.750		10/01/2030	2,932,925
1,000,000	CA School Finance Authority Charter School (Coastal Academy)[2]	5.000		10/01/2033	1,026,410
14,000,000	CA Silicon Valley Tobacco Securitization Authority	8.840	[5]	06/01/2047	1,174,600
7,000,000	CA Silicon Valley Tobacco Securitization Authority	9.800	[5]	06/01/2036	1,163,750
2,000,000	CA Statewide CDA (Aspire Public Schools)[2]	6.000		07/01/2040	2,113,680
10,000,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[2]	6.000		05/01/2043	9,999,500
10,000,000	California State University[2]	5.000		11/01/2030	11,710,700
1,465,000	Chino, CA Community Facilities District Special Tax No. 2005-1	5.000		09/01/2027	1,478,537
4,830,000	Chino, CA Community Facilities District Special Tax No. 2005-1	5.000		09/01/2036	4,719,103
2,000,000	Chino, CA Public Financing Authority	5.000		09/01/2030	2,116,080
3,200,000	Chino, CA Public Financing Authority	5.000		09/01/2034	3,333,056
625,000	Chino, CA Public Financing Authority	5.000		09/01/2038	646,163
3,520,000	Chula Vista, CA COP (Civic Center)[2]	5.000		03/01/2034	3,581,811
2,000,000	Corona-Norco, CA Unified School District Public Financing Authority Special Tax	5.000		09/01/2036	2,015,140
560,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1	6.625		09/01/2039	612,982
1,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2	5.200		09/01/2027	989,970

4 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 2,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2	5.250%		09/01/2037	$1,884,660
20,000,000	East Bay, CA Municipal Utility District (Water System)[1]	5.000		06/01/2036	23,688,600
5,800,000	El Monte, CA COP (Dept. of Public Social Services Facility)[2]	4.750		06/01/2030	5,891,292
950,000	Elk Grove, CA Special Tax Community Facilities District No. 2005-1X	5.250		09/01/2037	871,027
420,000	Hemet, CA Unified School District	5.050		09/01/2026	421,361
250,000	Hemet, CA Unified School District	5.125		09/01/2036	250,485
500,000	Hemet, CA Unified School District Community Facilities District No. 2005-3	5.750		09/01/2039	501,165
120,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.750	[5]	06/01/2047	5,854,800
360,655,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.000	[5]	06/01/2057	4,663,269
345,750,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001	[5]	06/01/2057	4,411,770
1,000,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 4	5.700		09/01/2034	1,013,720
175,000	Jurupa, CA Public Financing Authority	6.000		09/01/2028	181,155
155,000	Jurupa, CA Public Financing Authority	6.000		09/01/2029	160,430
135,000	Jurupa, CA Public Financing Authority	6.000		09/01/2030	139,701
150,000	Jurupa, CA Public Financing Authority	6.000		09/01/2031	155,198
205,000	Jurupa, CA Public Financing Authority	6.000		09/01/2032	212,060
25,000	Lake Elsinore, CA Public Financing Authority	6.375		10/01/2033	25,644
1,270,000	Lake Elsinore, CA Special Tax	5.150		09/01/2025	1,326,223
1,245,000	Lake Elsinore, CA Special Tax	5.250		09/01/2030	1,294,252
2,450,000	Lake Elsinore, CA Special Tax	5.250		09/01/2035	2,523,451
200,000	Lake Elsinore, CA Special Tax	5.350		09/01/2036	204,310
650,000	Lake Elsinore, CA Unified School District Community Facilities District No. 04-3	5.250		09/01/2029	654,537
415,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[6]	09/01/2025	379,435
375,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[6]	09/01/2026	341,321
885,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[6]	09/01/2027	799,164
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[6]	09/01/2028	901,000
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[6]	09/01/2029	452,530
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[6]	09/01/2030	451,640
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[6]	09/01/2032	900,620
1,000,000	Lancaster, CA Financing Authority (School District)[2]	5.000		02/01/2026	719,120
3,950,000	Loma Linda, CA Redevel. Agency Tax Allocation[2]	5.250		07/01/2030	4,060,916
1,250,000	Los Alamitos, CA Unified School District COP	0.000	[6]	08/01/2042	769,838
680,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)	5.750		09/01/2040	702,535

5 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$ 2,150,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.125%	12/01/2024	$2,189,625
1,250,000	Lynwood, CA Redevel. Agency Tax Allocation[2]	7.000	09/01/2031	1,507,613
2,930,000	Marysville, CA (Fremont-Rideout Health)[2]	5.000	01/01/2029	3,220,158
365,000	Menifee, CA Union School District Special Tax Community Facilities District No. 2006-3	5.000	09/01/2037	371,807
2,500,000	Modesto, CA Special Tax Community Facilities District No. 4	5.150	09/01/2036	2,526,500
5,000,000	Moreno Valley, CA Community Redevel. Agency[2]	5.000	08/01/2032	5,127,550
4,010,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500	09/01/2041	4,138,881
630,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax	5.000	09/01/2037	632,879
660,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3	5.000	09/01/2027	663,531
1,250,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3	5.000	09/01/2037	1,200,613
20,000,000	Northern CA Tobacco Securitization Authority (TASC)[2]	5.500	06/01/2045	18,161,800
1,000,000	Novato, CA Redevel. Agency (Hamilton Field Redevel.)[2]	6.750	09/01/2040	1,177,720
5,000,000	Oakland, CA GO2	5.000	01/15/2031	5,626,650
3,250,000	Oakland, CA GO2	6.000	01/15/2034	3,786,575
955,000	Orange, CA Community Facilities District Special Tax (Del Rio Public Improvements)	5.750	10/01/2030	989,304
735,000	Palm Desert, CA Financing Authority[2]	5.000	04/01/2027	737,617
7,000,000	Palomar Pomerado, CA Health Care District COP[2]	6.625	11/01/2029	7,972,160
1,000,000	Palomar Pomerado, CA Health Care District COP[2]	6.750	11/01/2039	1,133,160
365,000	Perris, CA Community Facilities District Special Tax	5.300	09/01/2035	373,103
550,000	Perris, CA Community Facilities District Special Tax No. 2001	5.000	09/01/2026	554,202
1,520,000	Perris, CA Community Facilities District Special Tax No. 2001	5.000	09/01/2037	1,522,234
620,000	Perris, CA Community Facilities District Special Tax No. 2005-1	5.000	09/01/2037	612,219
1,260,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.350	09/01/2036	1,263,251
1,790,000	Riverside County, CA Asset Leasing Corp. (County Administration Center)[2]	5.000	11/01/2026	2,050,624
1,000,000	Romoland, CA School District Special Tax Community Facilities District	5.400	09/01/2036	1,017,730
1,000,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2025	1,174,060
345,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)	5.625	09/01/2035	356,392
350,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)	5.750	09/01/2040	361,477
2,510,000	San Diego, CA Public Facilities Financing Authority[2]	5.000	04/15/2030	2,806,557
2,635,000	San Diego, CA Public Facilities Financing Authority[2]	5.000	04/15/2031	2,912,123
10,720,000	San Francisco, CA City & County COP[2]	5.000	10/01/2033	11,914,101

6 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 250,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[2]	6.750%		08/01/2041	$304,260
400,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[2]	7.000		08/01/2041	465,656
5,000,000	San Gorgonio, CA Memorial Health Care District[2]	5.625		08/01/2038	5,288,200
1,620,000	San Gorgonio, CA Memorial Health Care District[2]	7.000		08/01/2027	1,896,113
2,050,000	San Jose, CA Airport[2]	5.000		03/01/2033	2,169,597
1,050,000	San Jose, CA Finance Authority (Convention Center)[2]	5.500		05/01/2031	1,226,180
2,210,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[2]	5.750		06/01/2026	2,511,245
52,555,000	Silicon Valley CA Tobacco Securitization Authority	9.140	[5]	06/01/2047	4,409,365
22,445,000	Southern CA Tobacco Securitization Authority[2]	5.125		06/01/2046	20,225,638
13,675,000	Southern CA Tobacco Securitization Authority	6.400	[5]	06/01/2046	384,541
47,250,000	Southern CA Tobacco Securitization Authority	7.100	[5]	06/01/2046	1,228,973
11,930,000	Southern CA Tobacco Securitization Authority (TASC)[2]	5.000		06/01/2037	11,048,492
235,000	Temecula Valley, CA Unified School District Community Facilities District No. 2004	5.000		09/01/2037	238,443
2,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.450		09/01/2026	1,464,440
1,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.500		09/01/2036	676,810
10,500,000	University of California (Regents Medical Center)[1]	5.000		05/15/2037	11,502,855
575,000	Upland, CA Community Facilities District Special Tax)[2]	5.000		09/01/2034	617,084
3,000,000	Val Verde, CA Unified School District[2]	5.500		08/01/2030	3,475,020
900,000	Vernon, CA Electric System[2]	5.125		08/01/2033	996,255
5,000,000	Vernon, CA Electric System[2]	5.500		08/01/2041	5,607,800
100,000	Victor Valley, CA Union High School District	5.050		09/01/2025	100,342
1,160,000	Victor Valley, CA Union High School District	5.100		09/01/2035	1,079,519
2,025,000	Westside, CA Union School District Community Facilities District Special Tax No. 2005-2	5.000		09/01/2036	2,037,211

					536,141,074
Colorado—1.9%
1,235,000	Arkansas River, CO Power Authority[2]	6.000		10/01/2040	1,313,101
750,000	Arkansas River, CO Power Authority[2]	6.125		10/01/2040	843,990
1,000,000	CO Andonea Metropolitan District No. 3[3]	6.250		12/01/2035	652,580
2,754,000	CO Arista Metropolitan District	6.750		12/01/2035	2,109,509
4,125,000	CO Broomfield Village Metropolitan District No. 2	6.250		12/01/2032	3,941,149
910,000	CO Central Marksheffel Metropolitan District	7.250		12/01/2029	920,329
500,000	CO Copperleaf Metropolitan District No. 2	5.850		12/01/2026	415,495
625,000	CO Copperleaf Metropolitan District No. 2	5.950		12/01/2036	479,219
294,000	CO Crystal Crossing Metropolitan District[3]	6.000		12/01/2036	200,984
125,000	CO E-470 Public Highway Authority	6.814	[5]	09/01/2025	74,991
495,000	CO Educational and Cultural Facilities Authority (Carbon Valley Academy Charter School)	5.625		12/01/2036	394,386

7 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Colorado Continued
$ 3,100,000	CO Educational and Cultural Facilities Authority (Charter School)[2]	6.250%	11/01/2040	$3,479,936
1,805,000	CO Educational and Cultural Facilities Authority (Colorado Springs Charter Academy Building Corp.)[2]	5.250	07/01/2028	1,935,032
1,500,000	CO Educational and Cultural Facilities Authority (Free Horizon Charter School)[2]	6.125	06/15/2040	1,705,800
4,430,000	CO Educational and Cultural Facilities Authority (Rocky Mountain Academy of Evergreen)[2]	6.450	11/01/2040	5,108,898
500,000	CO Elbert and Highway 86 Metropolitan District	5.750	12/01/2036	364,510
1,000,000	CO Elkhorn Ranch Metropolitan District	6.375	12/01/2035	937,030
500,000	CO Fallbrook Metropolitan District	5.625	12/01/2026	455,835
750,000	CO Fossil Ridge Metropolitan District No. 1	7.250	12/01/2040	803,115
500,000	CO Heritage Todd Creek Metropolitan District	5.500	12/01/2037	409,550
500,000	CO High Plains Metropolitan District[3]	6.250	12/01/2035	332,015
231,000	CO Horse Creek Metropolitan District	5.750	12/01/2036	196,466
450,000	CO Huntington Trails Metropolitan District	6.250	12/01/2036	465,399
405,000	CO International Center Metropolitan District No. 3	6.500	12/01/2035	354,083
500,000	CO Liberty Ranch Metropolitan District[3]	6.250	12/01/2036	447,465
625,000	CO Madre Metropolitan District No. 2	5.500	12/01/2036	480,144
2,770,000	CO Murphy Creek Metropolitan District No. 3[3]	6.000	12/01/2026	1,378,740
2,850,000	CO Murphy Creek Metropolitan District No. 3[3]	6.125	12/01/2035	1,403,825
1,945,000	CO North Range Metropolitan District No. 1	5.000	12/15/2024	2,011,266
1,250,000	CO North Range Metropolitan District No. 2	5.500	12/15/2018	1,297,375
500,000	CO North Range Metropolitan District No. 2	5.500	12/15/2037	506,475
1,000,000	CO Northwest Metropolitan District No. 3	6.125	12/01/2025	1,004,310
1,875,000	CO Northwest Metropolitan District No. 3	6.250	12/01/2035	1,877,963
750,000	CO Potomac Farms Metropolitan District	7.250	12/01/2037	642,990
125,000	CO Potomac Farms Metropolitan District	7.625	12/01/2023	120,305
440,000	CO Prairie Center Metropolitan District No. 3	5.250	12/15/2021	447,370
785,000	CO Prairie Center Metropolitan District No. 3	5.400	12/15/2031	789,302
730,000	CO Regency Metropolitan District	5.750	12/01/2036	630,574
5,000	CO Ridges Metropolitan District Mesa County	6.100	10/15/2013	5,017
1,000,000	CO Serenity Ridge Metropolitan District No. 2[3]	7.500	12/01/2034	483,590
366,000	CO Silver Peaks Metropolitan District	5.750	12/01/2036	250,582
1,000,000	CO Sorrell Ranch Metropolitan District[4]	6.750	12/15/2036	609,770
540,000	CO Tallyns Reach Metropolitan District No. 3	5.100	12/01/2026	554,375
500,000	CO Traditions Metropolitan District No. 2	5.750	12/01/2036	494,880
1,034,000	CO Wheatlands Metropolitan District	6.000	12/01/2025	984,833
500,000	CO Wheatlands Metropolitan District	6.125	12/01/2035	449,115
175,000	Fairplay, CO Sanitation District	5.250	12/15/2031	175,126
265,000	Harvest Junction, CO Metropolitan District	5.000	12/01/2030	274,691
135,000	Harvest Junction, CO Metropolitan District	5.200	12/01/2032	140,738
260,000	Harvest Junction, CO Metropolitan District	5.375	12/01/2037	271,877
180,000	Jefferson County, CO (Section 14 Metropolitan District)	5.000	12/01/2018	197,480
2,050,000	Loveland, CO Special Assessment	5.625	07/01/2029	1,812,036
1,495,000	Public Authority for CO (Natural Gas Energy)[2]	6.250	11/15/2028	1,894,135
500,000	Tabernash Meadows, CO Water & Sanitation District	7.125	12/01/2034	547,620

8 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Colorado Continued
$ 3,824,161	Woodmen Heights, CO Metropolitan District No. 1	0.000%[6]		12/15/2041	$1,510,964
1,057,237	Woodmen Heights, CO Metropolitan District No. 1	6.000		12/01/2041	1,023,522

					52,611,857
Connecticut—0.2%
5,000	CT H&EFA (DKH)	5.375		07/01/2016	5,019
220,000	CT H&EFA (DKH/CHHC/HNE Obligated Group)[2]	5.375		07/01/2026	220,460
500,000	Georgetown, CT Special Taxing District[3]	5.125		10/01/2036	200,635
10,150,000	Mashantucket, CT Western Pequot Tribe, Series B3	5.750		09/01/2027	4,785,319

					5,211,433
Delaware—0.2%
3,789,000	Bridgeville, DE Special Obligation (Heritage Shores)	5.450		07/01/2035	3,308,744
1,000,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)	5.000		07/01/2025	933,260
630,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)	5.000		07/01/2030	564,871
2,303,000	Millsboro, DE Special Obligation (Plantation Lakes)	5.450		07/01/2036	1,832,106

					6,638,981
District of Columbia—0.8%
25,000	District of Columbia (James F. Oyster Elementary School)	6.450		11/01/2034	25,004
2,000,000	District of Columbia Center for Strategic & International Studies[2]	6.375		03/01/2031	2,172,940
2,100,000	District of Columbia Center for Strategic & International Studies[2]	6.625		03/01/2041	2,301,012
1,000,000	District of Columbia Student Dorm (Provident Group-Howard Properties)[2]	5.000		10/01/2030	1,074,560
2,475,000	District of Columbia Tobacco Settlement Financing Corp.[2]	6.500		05/15/2033	2,963,293
3,325,000	District of Columbia Tobacco Settlement Financing Corp.[2]	6.750		05/15/2040	3,416,371
72,125,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.375	[5]	06/15/2046	2,714,785
400,000	District of Columbia University (Gallaudet University)[2]	5.500		04/01/2034	462,236
6,500,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)[2]	0.000	[6]	10/01/2041	6,644,495

					21,774,696
Florida—12.4%
100,000	Alachua County, FL Health Facilities Authority (Shands Teaching Hospital & Clinics/Shands at Lake Shore Obligated Group)[2]	6.750		12/01/2030	116,274
1,975,000	Amelia Concourse, FL Community Devel. District[4]	5.750		05/01/2038	784,905
1,120,000	Arlington Ridge, FL Community Devel. District[4]	5.500		05/01/2036	444,293
1,190,000	Avelar Creek, FL Community Devel. District	5.375		05/01/2036	1,170,710
435,000	Avignon Villages, FL Community Devel. District[4]	5.300		05/01/2014	108,898
250,000	Avignon Villages, FL Community Devel. District[4]	5.400		05/01/2037	62,608

9 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$ 65,000	Baker County, FL Hospital Authority	5.300%	12/01/2023	$65,005
1,545,000	Bay Laurel Center, FL Community Devel. District	5.450	05/01/2037	1,538,851
1,400,000	Baywinds, FL Community Devel. District	5.250	05/01/2037	745,038
1,865,000	Boynton Village, FL Community Devel. District Special Assessment[4]	6.000	05/01/2038	1,716,098
2,450,000	Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)[2]	6.500	11/01/2029	2,744,098
11,000,000	Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)[2]	6.750	11/01/2039	12,398,430
25,000	Broward County, FL Educational Facilities Authority (Nova Southeastern University)[2]	5.625	04/01/2034	25,383
1,230,000	Cascades, FL Groveland Community Devel. District	5.300	05/01/2036	999,842
3,400,000	Chapel Creek, FL Community Devel. District Special Assessment[4]	5.500	05/01/2038	1,430,754
1,675,000	Clearwater Cay, FL Community Devel. District[4]	5.500	05/01/2037	639,297
1,385,000	Copperstone, FL Community Devel. District	5.200	05/01/2038	1,176,017
4,365,000	Creekside, FL Community Devel. District[4]	5.200	05/01/2038	1,836,574
875,000	Crosscreek, FL Community Devel. District[4]	5.500	05/01/2017	377,003
415,000	Crosscreek, FL Community Devel. District[4]	5.600	05/01/2039	178,890
5,520,000	Cypress Creek of Hillsborough County, FL Community Devel. District	5.350	05/01/2037	3,881,112
800,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)	8.000	06/01/2022	800,208
25,000	Destin, FL Community Redevel. Agency (Town Center Area)	5.300	05/01/2027	24,421
1,665,000	Dupree Lakes, FL Community Devel. District	5.375	05/01/2037	1,582,183
655,000	Durbin Crossing, FL Community Devel. District Special Assessment[4]	5.250	11/01/2015	557,346
245,000	East Homestead FL Community Devel. District	7.250	05/01/2021	268,145
2,270,000	East Homestead, FL Community Devel. District	5.375	05/01/2036	1,750,783
1,225,000	East Homestead, FL Community Devel. District	5.450	05/01/2036	1,257,904
565,000	Escambia County, FL Health Facilities Authority	5.950	07/01/2020	593,041
30,000	Escambia County, FL Health Facilities Authority (ASCG/AH/SVH Obligated Group)[2]	5.250	11/15/2032	30,398
3,215,000	Escambia County, FL Health Facilities Authority (Baptist Manor/Baptist Hospital Obligated Group)[2]	6.000	08/15/2036	3,684,712
10,000	Escambia County, FL Utilities Authority	6.250	01/01/2015	10,440
2,550,000	FL Capital Trust Agency (American Opportunity)[3]	5.875	06/01/2038	1,453,194
5,437,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[4]	7.000	07/15/2032	2,445,617
1,775,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[4]	8.260	07/15/2038	798,413
750,000	FL Capital Trust Agency (Miami Community Charter School)	7.000	10/15/2040	805,245
1,810,000	FL Capital Trust Agency (Windsor Cove Apartments)[2]	5.000	11/01/2047	1,810,217
7,500,000	FL Citizens Property Insurance Corp.[2]	5.000	06/01/2022	9,141,600
10,440,000	FL COP (Dept. of Management Services)[1]	5.250	08/01/2028	12,152,682
15,000	FL Correctional Private Commission (350 Bed Youthful) COP[2]	5.000	08/01/2017	15,178

10 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$ 215,000	FL Gateway Services Community Devel. District (Sun City Center)	6.500%	05/01/2033	$216,529
1,250,000	FL HEFFA (Bethune-Cookman University)[2]	5.375	07/01/2032	1,407,963
650,000	FL HEFFA (Nova Educational Facilities)[2]	5.000	04/01/2032	705,705
1,100,000	FL Lake Ashton II Community Devel. District[3]	5.375	05/01/2036	839,553
500,000	FL Parker Road Community Devel. District[4]	5.350	05/01/2015	243,150
465,000	FL Parker Road Community Devel. District[3]	5.600	05/01/2038	226,585
950,000	FL Principal One Community Devel. District	5.650	05/01/2035	966,758
3,895,000	Flora Ridge, FL Educational Facilities Benefit District	5.300	05/01/2037	3,559,757
885,000	Fontainbleau Lakes, FL Community Devel. District	6.000	05/01/2015	913,417
890,000	Fontainbleau Lakes, FL Community Devel. District	6.000	05/01/2038	895,331
336,868	Forest Creek, FL Community Devel. District[3,7]	5.450	05/01/2036	222,639
145,000	Forest Creek, FL Community Devel. District	5.450	05/01/2036	146,476
960,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District	5.500	05/01/2038	912,067
16,000,000	Greater Orlando, FL Aviation Authority[1]	5.000	10/01/2032	18,040,320
1,085,000	Harrison Ranch, FL Community Devel. District	5.300	05/01/2038	1,088,873
195,000	Heritage Isles, FL Community Devel. District[4]	7.100	10/01/2023	36,563
1,215,000	Heritage Plantation, FL Community Devel. District[3]	5.400	05/01/2037	487,737
35,000	Hialeah, FL Hsg. Authority[2]	5.800	06/20/2033	35,119
310,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A4	5.500	05/01/2036	125,640
3,820,000	Highlands, FL Community Devel. District[4]	5.550	05/01/2036	2,372,793
25,000	Highlands, FL Community Devel. District	7.090	05/01/2020	12,529
745,000	Hillsborough County, FL IDA (Senior Care Group)	6.750	07/01/2029	745,767
25,000	Hillsborough County, FL IDA (Tampa General Hospital)[2]	5.400	10/01/2028	25,537
855,000	Indigo, FL Community Devel. District[4]	5.750	05/01/2036	435,477
35,000	Jacksonville, FL Health Facilities Authority (Daughters of Charity Health Services of Austin)[2]	5.250	08/15/2027	36,259
5,000,000	Jacksonville, FL Sales Tax (Better Jacksonville)[2]	5.000	10/01/2030	5,790,700
1,255,000	Lakeland, FL Educational Facilities (Florida Southern College)[2]	5.000	09/01/2029	1,395,836
1,000,000	Lakeland, FL Educational Facilities (Florida Southern College)[2]	5.000	09/01/2037	1,088,190
250,000	Lakeside Landings, FL Devel. District[4]	5.500	05/01/2038	102,803
4,605,000	Lakewood Ranch, FL Stewardship District	5.500	05/01/2036	3,644,858
3,550,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)	5.400	05/01/2037	3,124,675
500,000	Legends Bay, FL Community Devel. District	5.500	05/01/2014	459,490
500,000	Legends Bay, FL Community Devel. District	5.875	05/01/2038	355,285
1,885,000	Lucaya, FL Community Devel. District	5.375	05/01/2035	1,757,348
530,000	Madison County, FL Mtg. (Twin Oaks)	6.000	07/01/2025	527,689
1,775,000	Magnolia Creek, FL Community Devel. District[4]	5.900	05/01/2039	621,481
1,425,000	Magnolia West, FL Community Devel. District Special Assessment[4]	5.350	05/01/2037	786,372
8,425,000	Meadow Pines, FL Community Devel. District Special Assessment	6.250	05/01/2034	8,328,028

11 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$ 50,000	Miami, FL Health Facilities Authority (Catholic Health East)[2]	5.250%	11/15/2028	$50,507
1,000,000	Miami-Dade County, FL Aviation (Miami International Airport)[2]	5.500	10/01/2029	1,169,150
405,000	Miromar Lakes, FL Community Devel. District	4.875	05/01/2022	408,969
790,000	Miromar Lakes, FL Community Devel. District	5.375	05/01/2032	805,239
6,780,000	Miromar Lakes, FL Community Devel. District	6.875	05/01/2035	6,757,151
3,580,000	Monterey/Congress, FL Community Devel. District Special Assessment	5.375	05/01/2036	3,306,989
8,840,000	Moody River, FL Estates Community Devel. District	5.350	05/01/2036	6,286,478
10,015,000	Myrtle Creek, FL Improvement District Special Assessment	5.200	05/01/2037	9,339,689
580,000	Naturewalk, FL Community Devel. District[3]	5.300	05/01/2016	290,969
485,000	Naturewalk, FL Community Devel. District[4]	5.500	05/01/2038	243,446
440,000	Oak Creek, FL Community Devel. District Special Assessment	5.800	05/01/2035	427,759
7,040,000	Oakland, FL Charter School	6.950	12/01/2032	7,107,443
300,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)	8.875	07/01/2021	301,464
750,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)	9.000	07/01/2031	753,488
250,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)	5.500	07/01/2032	255,955
10,000,000	Orange County, FL School Board COP[1]	5.500	08/01/2034	11,498,200
7,500,000	Orange County, FL School Board COP[2]	5.500	08/01/2034	8,623,650
450,000	Palace Coral Gables, FL Community Devel. District Special Assessment[2]	5.000	05/01/2032	513,869
1,000,000	Palace Coral Gables, FL Community Devel. District Special Assessment[2]	5.625	05/01/2042	1,179,390
1,250,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[4]	7.000	07/01/2036	374,850
50,000	Palm Beach County Plantation, FL Community Devel. District Special Assessment[2]	6.250	05/01/2034	51,496
125,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[2]	5.500	12/01/2021	125,313
25,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[2]	5.625	12/01/2031	25,042
1,935,000	Palm Coast Park, FL Community Devel. District Special Assessment	5.700	05/01/2037	1,358,564
2,200,000	Palm Glades, FL Community Devel. District	5.300	05/01/2036	2,209,064
775,000	Palm Glades, FL Community Devel. District Special Assessment	7.250	08/01/2016	840,433
460,000	Palm River, FL Community Devel. District[4]	5.150	05/01/2014	183,407
510,000	Palm River, FL Community Devel. District[4]	5.375	05/01/2036	203,500
4,240,000	Palma Sola Trace, FL Community Devel. District	5.750	05/01/2035	4,244,070
2,140,000	Parkway Center, FL Community Devel. District, Series A	6.125	05/01/2024	2,056,519
2,195,000	Parkway Center, FL Community Devel. District, Series A	6.300	05/01/2034	1,995,935
1,345,000	Pine Ridge Plantation, FL Community Devel. District[4]	5.400	05/01/2037	905,548

12 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$ 1,400,000	Pinellas County, FL Health Facility Authority (St. Mark Village)	5.650%	05/01/2037	$1,365,014
425,000	Poinciana West, FL Community Devel. District Special Assessment	6.000	05/01/2037	429,505
40,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)	5.350	07/01/2027	38,199
520,000	Portico, FL Community Devel. District	5.450	05/01/2037	365,893
2,670,000	Portofino Cove, FL Community Devel. District Special Assessment[4]	5.250	05/01/2012	1,059,483
490,000	Portofino Cove, FL Community Devel. District Special Assessment[4]	5.500	05/01/2038	194,584
285,000	Portofino Landings, FL Community Devel. District Special Assessment[4]	5.200	05/01/2017	113,131
980,000	Portofino Landings, FL Community Devel. District Special Assessment[4]	5.400	05/01/2038	389,168
14,685,000	Quarry, FL Community Devel. District	5.500	05/01/2036	13,757,936
10,245,000	Renaissance Commons, FL Community Devel. District, Series A	5.600	05/01/2036	8,831,702
1,710,000	Reunion East, FL Community Devel. District[3]	5.800	05/01/2036	940,586
1,850,000	Reunion East, FL Community Devel. District[3]	7.375	05/01/2033	1,017,593
4,175,000	Reunion East, FL Community Devel. District	7.375	05/01/2033	4,260,504
1,110,000	Ridgewood Trails, FL Community Devel. District[3]	5.650	05/01/2038	556,154
2,500,000	River Glen, FL Community Devel. District Special Assessment[4]	5.450	05/01/2038	1,020,125
150,000	Rolling Hills, FL Community Devel. District[4]	5.450	05/01/2037	59,292
400,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	268,000
4,535,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[2]	6.500	07/01/2040	4,920,339
3,445,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[2]	6.750	07/01/2030	3,864,773
2,875,000	Six Mile Creek, FL Community Devel. District[3]	5.875	05/01/2038	1,193,183
1,985,000	South Bay, FL Community Devel. District[4]	5.125	11/01/2009	774,170
3,750,000	South Bay, FL Community Devel. District[4]	5.375	05/01/2014	819,413
5,400,000	South Bay, FL Community Devel. District[4]	5.950	05/01/2036	2,106,054
1,785,000	St. John’s Forest, FL Community Devel. District, Series A	6.125	05/01/2034	1,792,461
1,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[2]	6.000	08/01/2045	1,691,670
400,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)	5.250	10/01/2041	351,668
715,000	Stonegate, FL Community Devel. District	6.000	05/01/2024	730,823
995,000	Stonegate, FL Community Devel. District	6.125	05/01/2034	1,015,676
6,020,000	Tern Bay, FL Community Devel. District[4]	5.000	05/01/2015	1,495,729
500,000	Tern Bay, FL Community Devel. District[4]	5.375	05/01/2037	124,265
4,495,000	Town Center, FL at Palm Coast Community Devel. District	6.000	05/01/2036	3,787,082
230,000	Turnbull Creek, FL Community Devel. District Special Assessment	5.250	05/01/2037	173,609
8,595,000	Turnbull Creek, FL Community Devel. District Special Assessment	5.800	05/01/2035	7,957,337

13 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Florida Continued
$8,505,000	Two Creeks, FL Community Devel. District	5.250%		05/01/2037	$6,489,145
5,345,000	Verandah East, FL Community Devel. District	5.400		05/01/2037	3,173,647
4,105,000	Verandah, FL Community Devel District	5.250		05/01/2036	3,733,087
990,000	Verano Center, FL Community Devel. District	5.375		05/01/2037	740,678
8,580,000	Verona Walk, FL Community Devel. District	5.375		05/01/2037	7,821,356
1,000,000	Villa Portofino East, FL Community Devel. District	5.200		05/01/2037	900,100
2,565,000	Villa Vizcaya, FL Community Devel. District Special Assessment[4]	5.350		05/01/2017	1,295,607
420,000	Villa Vizcaya, FL Community Devel. District Special Assessment[4]	5.550		05/01/2039	212,255
1,575,000	Villages of Westport, FL Community Devel. District[4]	5.700		05/01/2035	943,945
6,435,000	Villagewalk of Bonita Springs, FL Community Devel. District	5.150		05/01/2038	5,693,431
4,675,000	Vista, FL Community Devel. District Special Assessment	5.375		05/01/2037	4,419,278
2,750,000	Volusia County, FL Educational Facility Authority (Embry-Riddle Aeronautical University)[2]	5.000		10/15/2029	3,059,293
455,000	Volusia County, FL Educational Facility Authority (Embry-Riddle Aeronautical University)[2]	5.000		10/15/2035	469,474
1,500,000	Waterford Estates, FL Community Devel. District Special Assessment[4]	5.125		05/01/2014	447,915
2,470,000	Waterford Estates, FL Community Devel. District Special Assessment[4]	5.500		05/01/2037	737,987
820,000	Watergrass, FL Community Devel. District Special Assessment	5.125		11/01/2014	670,588
670,000	Watergrass, FL Community Devel. District Special Assessment	5.375		05/01/2039	350,075
5,530,000	Watergrass, FL Community Devel. District Special Assessment	5.500		05/01/2036	3,013,463
1,356,156	Watergrass, FL Community Devel. District Special Assessment	6.960		11/01/2017	1,282,042
950,000	Waterlefe, FL Community Devel. District Golf Course[4]	8.125		10/01/2025	70,595
1,060,000	Waters Edge, FL Community Devel. District	0.000	[6]	05/01/2039	499,610
6,115,000	Waters Edge, FL Community Devel. District	5.300		05/01/2036	6,130,104
16,000	Waters Edge, FL Community Devel. District	5.350		05/01/2039	16,176
1,785,000	Waterstone, FL Community Devel. District[4]	5.500		05/01/2018	716,285
540,000	West Villages, FL Improvement District[4]	5.350		05/01/2015	417,307
3,950,000	West Villages, FL Improvement District[4]	5.500		05/01/2037	1,767,862
3,300,000	West Villages, FL Improvement District[4]	5.500		05/01/2038	1,544,367
7,350,000	West Villages, FL Improvement District[4]	5.800		05/01/2036	3,533,586
4,925,000	Westridge, FL Community Devel. District[4]	5.800		05/01/2037	1,877,312
5,840,000	Westside, FL Community Devel. District[4]	5.650		05/01/2037	2,508,222
4,900,000	World Commerce, FL Community Devel. District Special Assessment	6.125		05/01/2035	4,908,624
2,250,000	Wyld Palms, FL Community Devel. District[4]	5.400		05/01/2015	698,333
1,445,000	Wyld Palms, FL Community Devel. District[4]	5.500		05/01/2038	448,658
450,000	Zephyr Ridge, FL Community Devel. District[4]	5.250		05/01/2014	179,285

14 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$ 990,000	Zephyr Ridge, FL Community Devel. District[4]	5.625%	05/01/2037	$394,713

				346,826,178
Georgia—1.4%
12,990,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)	6.000	07/01/2036	8,443,890
2,470,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)	6.250	07/01/2036	1,605,574
5,000	Atlanta, GA HDC (Bedford Tower)	6.250	01/01/2015	5,020
240,000	Atlanta, GA Tax Allocation (Beltline)[2]	7.500	01/01/2031	300,098
2,000,000	Atlanta, GA Water & Wastewater Authority[2]	5.500	11/01/2027	2,439,100
250,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center)	5.500	01/01/2034	258,765
7,825,000	DeKalb County, GA Devel. Authority Public Purpose[2]	5.500	12/10/2023	8,062,880
10,000	DeKalb County, GA Hsg. Authority (Spring Chase Apartments)	5.400	11/01/2030	10,009
2,000,000	DeKalb County, GA Water & Sewer[2]	5.250	10/01/2036	2,336,620
3,245,000	East Point, GA (Camp Creek), Series B	8.000	02/01/2026	3,250,776
4,880,000	East Point, GA (Camp Creek), Series B	8.000	02/01/2026	4,888,686
5,000,000	GA Main Street Natural Gas	5.500	09/15/2026	6,128,950
20,000	GA Municipal Electric Authority[2]	6.600	01/01/2018	22,225
520,000	Randolph County, GA GO2	5.000	04/01/2030	557,258
500,000	Savannah, GA EDA (Skidway Health & Living Services)	7.400	01/01/2024	513,995

				38,823,846
Idaho—0.2%
60,000	ID Health Facilities Authority (Trinity Health Corp.)[2]	6.250	12/01/2033	71,845
1,000,000	ID Hsg. & Finance Assoc. (Compass Public Charter School)[2]	6.250	07/01/2045	1,076,330
5,360,000	Pocatello, ID Devel. Authority Revenue Allocation Tax Increment, Series A	6.000	08/01/2028	5,285,764

				6,433,939
Illinois—11.7%
500,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)	5.625	01/01/2018	462,060
1,825,000	Bedford Park, IL Tax	5.125	12/30/2018	1,838,870
12,000,000	Chicago, IL GO2	5.000	01/01/2033	13,368,600
2,000,000	Chicago, IL GO2	5.000	01/01/2034	2,224,940
25,000	Chicago, IL GO2	5.000	01/01/2042	25,082
335,000	Chicago, IL Midway Airport, Series B2	5.000	01/01/2035	336,039
5,055,000	Chicago, IL O’Hare International Airport[2]	5.250	01/01/2026	5,530,322
10,000,000	Chicago, IL O’Hare International Airport[2]	5.625	01/01/2035	11,715,100
5,000,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)[2]	5.000	01/01/2031	5,654,250
5,000,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)[2]	5.000	01/01/2032	5,630,100

15 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Illinois Continued
6,000,000	Chicago, IL Park District (Harbor Facilities)[1]	5.250%	01/01/2037	$6,863,280
10,000,000	Chicago, IL Park District (Harbor Facilities)[1]	5.250	01/01/2040	11,424,100
2,400,000	Cook County, IL Community School District GO	7.125	06/01/2024	2,753,184
949,000	Cortland, IL Special Tax (Sheaffer System)[3]	5.500	03/01/2017	585,229
395,000	Country Club Hills, IL GO	5.000	12/01/2026	421,963
410,000	Country Club Hills, IL GO	5.000	12/01/2027	436,912
435,000	Country Club Hills, IL GO	5.000	12/01/2028	462,414
455,000	Country Club Hills, IL GO	5.000	12/01/2029	482,682
475,000	Country Club Hills, IL GO	5.000	12/01/2030	502,455
500,000	Country Club Hills, IL GO	5.000	12/01/2031	528,470
40,000	Country Club Hills, IL GO	5.000	12/01/2032	42,191
168,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)	5.400	03/01/2016	172,694
320,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)	5.625	03/01/2036	325,712
1,250,000	Gilberts, IL Special Service Area No. 19 Special Tax (Conservancy)[4]	5.375	03/01/2016	438,088
2,225,000	Harvey, IL GO	5.500	12/01/2027	2,228,449
1,000,000	Harvey, IL GO	5.625	12/01/2032	1,000,140
5,350,000	Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference Center)	6.875	08/01/2028	4,538,887
65,000	IL Devel. Finance Authority (Community Rehabilitation Providers)	5.700	07/01/2019	62,928
1,920,000	IL Finance Authority (Bethel Terrace Apartments)[2]	5.125	09/01/2025	1,932,250
1,010,000	IL Finance Authority (Illinois Institute of Technology)[2]	5.000	04/01/2026	1,026,948
9,660,000	IL Finance Authority (Illinois Institute of Technology)[2]	5.000	04/01/2031	9,685,599
1,000,000	IL Finance Authority (Illinois Institute of Technology)[2]	5.000	04/01/2036	999,960
155,000	IL Finance Authority (Illinois Institute of Technology)[2]	6.500	02/01/2023	170,134
2,215,000	IL Finance Authority (Illinois Institute of Technology)[2]	7.125	02/01/2034	2,453,400
500,000	IL Finance Authority (Lake Forest College)[2]	5.750	10/01/2032	551,575
450,000	IL Finance Authority (Lake Forest College)[2]	6.000	10/01/2048	502,002
1,000,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[2]	5.125	08/15/2028	1,004,260
20,000,000	IL Finance Authority (Northwestern Memorial Hospital)[1]	6.000	08/15/2039	23,750,000
185,000	IL Finance Authority (Northwestern Memorial Hospital)[2]	6.000	08/15/2039	198,583
5,050,000	IL Finance Authority (OSF Healthcare System)[2]	5.750	11/15/2033	5,582,371
75,000	IL Finance Authority (OSF Healthcare System)[2]	7.125	11/15/2035	82,772
50,000	IL Finance Authority (OSF Healthcare System)[2]	7.125	11/15/2037	62,653
10,190,000	IL Finance Authority (Provena Health)[2]	7.750	08/15/2034	13,097,615
6,665,000	IL Finance Authority (Resurrection Health Care)[1]	5.250	05/15/2029	7,052,762

16 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Illinois Continued
$ 8,335,000	IL Finance Authority (Resurrection Health Care)[2]	5.250%	05/15/2029	$8,819,930
5,000,000	IL Finance Authority (Resurrection Health)[2]	6.125	05/15/2025	5,752,400
3,250,000	IL Finance Authority (Roosevelt University)[2]	5.500	04/01/2032	3,449,323
6,270,000	IL Finance Authority (Roosevelt University)[2]	5.500	04/01/2037	6,607,828
5,600,000	IL Finance Authority (Roosevelt University)[2]	5.750	04/01/2024	6,412,112
2,680,000	IL Finance Authority (Roosevelt University)[2]	6.250	04/01/2029	3,090,388
28,415,000	IL Finance Authority (Roosevelt University)[2]	6.500	04/01/2039	32,534,891
5,855,000	IL Finance Authority (Roosevelt University)[2]	6.500	04/01/2044	6,683,365
10,645,000	IL Finance Authority (Silver Cross Hospital and Medical Centers)[2]	7.000	08/15/2044	12,669,040
4,765,000	IL Finance Authority (Swedish Covenant Hospital)[2]	5.750	08/15/2029	5,421,712
10,000,000	IL Finance Authority (Trinity Health Corp.)[2]	5.000	12/01/2030	11,532,400
3,000,000	IL Finance Authority Student Hsg. (MJH Education Assistance)	5.125	06/01/2035	2,579,610
700,000	IL GO2	5.000	08/01/2025	795,487
10,000,000	IL GO2	5.000	01/01/2033	10,836,500
1,500,000	IL GO2	5.000	03/01/2037	1,603,155
70,000	IL Health Facilities Authority (EMH/EMHH/EMHS Obligated Group)[2]	5.625	01/01/2028	70,236
35,000	IL Health Facilities Authority (Holy Family Medical Center)[2]	5.125	08/15/2022	35,030
330,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[2]	5.500	06/15/2050	369,633
895,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[2]	6.500	12/30/2027	1,257,242
955,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[2]	6.500	12/30/2028	1,331,480
1,160,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[2]	6.500	12/30/2031	1,650,889
4,431,000	Lakemoor Village, IL Special Tax	5.000	03/01/2027	4,471,499
2,724,000	Lincolnshire, IL Special Service Area No. 1 Special Tax (Sedgebrook)	6.250	03/01/2034	2,810,678
500,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)	5.500	01/01/2036	328,265
1,455,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[4]	6.125	03/01/2040	291,029
480,000	Markham, IL GO2	5.750	02/01/2028	497,688
1,094,000	Plano, IL Special Service Area No. 5	6.000	03/01/2036	1,072,579
500,000	Southwestern IL Devel. Authority (Eden Retirement Center)	5.850	12/01/2036	431,465
4,745,000	Southwestern IL Devel. Authority (Local Government Programming)	7.000	10/01/2022	4,960,660
1,870,000	Southwestern IL Devel. Authority (Village of Sauget)	5.625	11/01/2026	1,600,570
12,000,000	Springfield, IL Electric[2]	5.000	03/01/2030	12,555,720
3,000,000	University of Illinois (Auxiliary Facilities System)[2]	5.125	04/01/2036	3,355,470
12,000,000	University of Illinois (Auxiliary Facilities System)[1]	5.750	04/01/2038	13,662,120
1,975,000	Vernon Hills, IL Tax Increment (Town Center)	6.250	12/30/2026	1,981,913
950,000	Volo Village, IL Special Service Area (Lancaster Falls)	5.750	03/01/2036	954,285

17 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Illinois Continued
$ 3,822,000	Volo Village, IL Special Service Area (Remington Pointe)	6.450%	03/01/2034	$3,841,186
2,325,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)	5.875	03/01/2036	2,398,982
1,634,000	Yorkville, IL United City Special Services Area Special Tax (Raintree Village II)	6.250	03/01/2035	1,246,301

				328,171,086
Indiana—1.7%
1,600,000	Anderson, IN Redevel. District[2]	6.000	02/01/2026	1,807,584
1,700,000	Carmel, IN Redevel. District COP	6.500	07/15/2035	1,828,656
1,365,000	Hammond, IN Local Public Improvement District[2]	5.000	02/01/2024	1,472,303
1,000,000	Hammond, IN Local Public Improvement District[2]	6.500	08/15/2030	1,040,460
1,000,000	Hammond, IN Local Public Improvement District[2]	6.750	08/15/2035	1,047,160
2,885,000	IN Finance Authority (Marian University)[2]	5.250	09/15/2025	3,082,190
4,250,000	IN Finance Authority (Marian University)[2]	6.375	09/15/2041	4,723,918
4,750,000	IN Finance Authority (Marian University)[2]	6.500	09/15/2030	5,395,858
325,000	IN Finance Authority Educational Facilities (Irvington Community)[2]	9.000	07/01/2039	398,668
5,000,000	Indianapolis, IN Local Public Improvement Bond Bank[2]	5.750	01/01/2038	5,696,350
1,000,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[2]	5.750	07/01/2030	1,098,930
3,985,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[2]	6.000	07/01/2040	4,312,049
2,025,000	Indianapolis, IN Multifamily Hsg. (Stonekey Apartments)[2]	7.000	02/01/2039	2,260,973
10,000,000	Mount Vernon, IN School Building Corp.[2]	5.000	01/15/2037	10,656,700
4,750,000	North Manchester, IN (Estelle Peabody Memorial Home)[4]	7.125	07/01/2022	1,602,935
2,250,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)	6.500	07/01/2022	2,328,210

				48,752,944
Iowa—0.8%
1,000,000	Dickinson County, IA Hsg. (Spirit Lake)	5.875	12/01/2036	1,008,210
750,000	IA Finance Authority (Amity Fellowserve)	6.500	10/01/2036	780,938
400,000	IA Finance Authority (Boys & Girls Home and Family Services)[4]	5.900	12/01/2028	199,208
2,035,000	IA Finance Authority (Mercy Medical Center)[2]	5.000	08/15/2028	2,319,412
1,500,000	IA Finance Authority (Mercy Medical Center)[2]	5.000	08/15/2029	1,694,235
450,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)	5.375	06/01/2025	382,154
7,975,000	IA Tobacco Settlement Authority[2]	5.375	06/01/2038	7,692,685
9,500,000	IA Tobacco Settlement Authority[2]	5.500	06/01/2042	9,227,160

				23,304,002
Kansas—0.1%
200,000	Burlington, KS Pollution Control (Kansas Gas & Electric Company)[2]	6.000	06/01/2031	200,400

18 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Kansas Continued
$ 1,060,000	Hays, KS Sales Tax	6.000%	01/01/2025	$1,062,162
422,000	Overland Park, KS Transportation Devel. District (Grass Creek)	4.850	09/01/2016	428,803
2,435,000	Pittsburgh, KS Special Obligation (North Broadway Redevel.)	4.900	04/01/2024	2,110,147

				3,801,512
Kentucky—0.0%
75,000	Jefferson County, KY Health Facilities (University Medical Center)[2]	5.250	07/01/2022	75,144
80,000	Owens County, KY Waterworks System (AWCC/KAWC Obligated Group)[2]	6.250	06/01/2039	89,934
15,000	Springfield, KY Educational Devel. (St. Catherine College)	5.750	10/01/2035	15,423

				180,501
Louisiana—2.2%
2,000,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[2]	5.250	01/01/2028	2,222,400
1,000,000	LA Citizens Property Insurance Corp.[2]	5.000	06/01/2024	1,160,380
1,000,000	LA Citizens Property Insurance Corp.[2]	5.000	06/01/2024	1,174,300
8,280,000	LA HFA (La Chateau)[2]	6.875	09/01/2029	8,748,896
5,000,000	LA HFA (La Chateau)[2]	7.250	09/01/2039	5,353,350
2,000,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2018	1,521,980
35,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2035	23,960
3,085,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.500	09/01/2022	2,106,962
960,000	LA Local Government EF&CD Authority (Bellemont Apartments)[2]	6.000	09/01/2022	919,574
1,750,000	LA Local Government EF&CD Authority (Bellemont Apartments)[2]	6.000	09/01/2027	1,616,843
3,925,000	LA Local Government EF&CD Authority (Bellemont Apartments)[2]	6.000	09/01/2035	3,488,462
440,000	LA Local Government EF&CD Authority (Bellemont Apartments)[2]	7.500	09/01/2016	419,566
1,240,000	LA Local Government EF&CD Authority (Capital Projects and Equipment)	6.550	09/01/2025	1,427,637
19,275,000	LA Public Facilities Authority (OLOLRMC/OLOLMC Obligated Group)[2]	6.750	07/01/2039	22,857,837
1,000,000	LA Public Facilities Authority (Tulane Univeristy)[2]	5.000	10/01/2037	1,140,520
1,000,000	LA Stadium & Exposition District[2]	5.000	07/01/2028	1,164,130
2,000,000	LA Stadium & Exposition District[2]	5.000	07/01/2032	2,285,100
2,000,000	LA State University & Agricultural & Mechanical College[2]	5.000	07/01/2037	2,286,960
2,500,000	Lakeshore Villages, LA Master Community Devel. District[3]	5.250	07/01/2017	1,000,975

19 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Louisiana Continued
$ 20,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[2]	5.000%		07/15/2025	$20,586

					60,940,418
Maine—0.3%
2,000,000	ME H&HEFA (Maine General Medical Center)[2]	6.750		07/01/2036	2,446,320
5,000,000	ME H&HEFA (Maine General Medical Center)[2]	7.500		07/01/2032	6,420,350

					8,866,670
Maryland—0.3%
10,000	Baltimore, MD Wastewater[2]	5.125		07/01/2042	10,036
20,000	MD EDC Student Hsg. (Allegheny College Hsg.)	5.750		09/01/2020	20,005
40,000	MD EDC Student Hsg. (Allegheny College Hsg.)	6.000		09/01/2032	40,000
4,900,000	MD EDC Student Hsg. (Bowie State University)[2]	5.375		06/01/2033	4,762,016
1,000,000	MD EDC Student Hsg. (Morgan State University)[2]	5.000		07/01/2034	1,082,860
65,000	MD H&HEFA (Johns Hopkins Hospital)	5.375		07/01/2020	65,168
977,000	Prince Georges County, MD Special District (Victoria Falls)	5.250		07/01/2035	977,537
750,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)[4]	5.250		01/01/2037	284,168

					7,241,790
Massachusetts—0.4%
100,000	MA Devel. Finance Agency (Boston Biomedical Research)	5.750		02/01/2029	98,909
260,000	MA Devel. Finance Agency (Evergreen Center)[2]	5.500		01/01/2035	263,076
750,000	MA Devel. Finance Agency (Lasell College)[2]	5.500		07/01/2026	833,220
25,000	MA Devel. Finance Agency (Lasell College)[2]	6.000		07/01/2031	28,249
461,488	MA Devel. Finance Agency (Linden Ponds)	0.605	[5]	11/15/2056	3,166
92,782	MA Devel. Finance Agency (Linden Ponds)	5.500		11/15/2046	74,377
14,103	MA Devel. Finance Agency (Linden Ponds)	6.250		11/15/2039	12,914
1,733,606	MA Devel. Finance Agency (Linden Ponds)	6.250		11/15/2046	1,556,067
6,770,000	MA Devel. Finance Agency (Merrimack College)[2]	5.250		07/01/2042	7,443,886
40,000	MA Devel. Finance Agency (Northern Berkshire Community)	6.250		08/15/2029	34,069
87,573	MA Devel. Finance Agency (Northern Berkshire Healthcare)	3.184	[5]	02/15/2043	8,752
122,291	MA Devel. Finance Agency (Northern Berkshire Healthcare)	6.000		02/15/2043	104,766
149,400	MA Devel. Finance Agency (Northern Berkshire Healthcare)	35.005	[5]	02/15/2043	1
50,000	MA Devel. Finance Agency (Orchard Cove)	5.250		10/01/2037	50,262
25,000	MA H&EFA (Beverly Hospital Corp.)[2]	5.250		07/01/2023	25,038
55,000	MA H&EFA (VC/TC/FRS/VCS Obligated Group)[2]	5.300		11/15/2028	55,030

					10,591,782
Michigan—3.1%
1,100,000	Detroit, MI City School District[2]	5.000		05/01/2028	1,250,590
680,000	Detroit, MI City School District[2]	5.000		05/01/2031	771,956
500,000	Detroit, MI City School District[2]	5.000		05/01/2033	564,700
680,000	Detroit, MI GO	5.250		04/01/2016	662,952

20 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Michigan Continued
$ 5,000	Detroit, MI Local Devel. Finance Authority[2]	5.500%		05/01/2021	$4,652
2,250,000	Detroit, MI Sewer Disposal System[2]	6.500		07/01/2024	2,697,435
13,435,000	Detroit, MI Sewer Disposal System[2]	7.500		07/01/2033	16,666,521
4,200,000	Detroit, MI Water and Sewerage Dept.[2]	5.000		07/01/2032	4,595,430
5,300,000	Detroit, MI Water Supply System[2]	5.000		07/01/2030	5,307,897
1,555,000	Detroit, MI Water Supply System[2]	5.000		07/01/2033	1,581,544
1,000,000	Detroit, MI Water Supply System[2]	5.000		07/01/2036	1,065,820
60,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[2]	5.375		07/01/2018	60,102
2,200,000	Grand Traverse Academy, MI Public School Academy[2]	4.625		11/01/2027	2,076,558
1,000,000	Grand Traverse Academy, MI Public School Academy[2]	4.750		11/01/2032	926,760
495,000	Grand Traverse Academy, MI Public School Academy[2]	5.000		11/01/2022	499,366
600,000	MI Finance Authority (Old Redford Public School Academy)[2]	5.900		12/01/2030	632,166
600,000	MI Finance Authority (Old Redford Public School Academy)[2]	6.500		12/01/2040	646,404
90,000	MI Hospital Finance Authority (OHC/OUH Obligated Group)[2]	5.000		08/15/2031	90,332
14,600,000	MI Hospital Finance Authority (Trinity Health)[1]	6.125		12/01/2023	17,884,708
15,000	MI Hsg. Devel. Authority (Walled Lake Villa)[2]	6.000		04/15/2018	15,034
340,000	MI John Tolfree Health System Corp.[2]	6.000		09/15/2023	339,986
1,155,000	MI Public Educational Facilities Authority (Old Redford Academy)[2]	6.000		12/01/2035	1,176,749
10,183,105	MI Strategic Fund Limited Obligation (Wolverine Human Services)	5.850		08/31/2027	8,207,786
448,500	MI Strategic Fund Limited Obligation (Wolverine Human Services)	7.875		08/31/2028	454,537
1,323,000,000	MI Tobacco Settlement Finance Authority	9.838	[5]	06/01/2058	8,824,410
250,000	Monroe County, MI Hospital Finance Authority (Mercy Memorial Hospital Corp.)[2]	5.500		06/01/2035	267,103
120,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A2	6.600		06/01/2022	120,365
15,000	Oakland County, MI Sewer Disposal (White Lake Township)[2]	6.000		05/01/2013	15,002
400,000	Plymouth, MI Educational Center Charter School (Public School Academy)[2]	5.375		11/01/2030	375,196
1,325,000	Plymouth, MI Educational Center Charter School (Public School Academy)[2]	5.625		11/01/2035	1,253,159
500,000	Renaissance, MI Public School Academy[2]	6.000		05/01/2037	513,635
600,000	Star International Academy, MI (Public School Academy)[2]	5.000		03/01/2033	619,590
5,000,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[2]	5.000		12/01/2037	5,621,350

21 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount			Coupon	Maturity	Value
Michigan Continued
$	70,000	Wayne County, MI Building Authority[2]	5.250%	06/01/2016	$70,280

					85,860,075
Minnesota—0.3%
	885,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)	5.375	02/15/2032	810,041
	1,260,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)	5.700	07/01/2042	1,002,658
	1,790,000	Minneapolis, MN Multifamily Hsg. (Shingle Creek Senior Hsg.)[2]	5.550	10/20/2042	1,820,645
	610,000	Minneapolis, MN Tax Increment (St. Anthony Falls)	5.750	02/01/2027	610,427
	965,000	Mound, MN Hsg. & Redevel. Authority (Metroplaines)	5.000	02/15/2027	969,719
	1,615,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.000	02/01/2031	1,594,296
	110,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.375	08/01/2021	113,311
	1,500,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.625	02/01/2031	1,523,205
	130,000	St. Paul, MN Port Authority (Great Northern)	6.000	03/01/2030	132,391

					8,576,693
Mississippi—0.2%
	80,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[2]	5.750	07/01/2031	80,140
	45,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[2]	6.200	07/01/2018	45,135
	60,000	Lowndes County, MS Solid Waste Disposal & Pollution Control (Weyerhaeuser Company)[2]	6.800	04/01/2022	72,622
	890,000	Meridian, MS Tax Increment (Meridian Crossroads)	8.750	12/01/2024	982,542
	5,145,000	MS Home Corp. (Valley State Student Hsg.)	5.500	12/01/2035	2,976,280
	1,150,000	MS Hospital Equipment & Facilities Authority (Southwest Mississippi Regional Medical Center)[2]	5.750	04/01/2023	1,162,892

					5,319,611
Missouri—2.2%
	200,000	Belton, MO Tax Increment (Belton Town Center)	5.625	03/01/2025	199,214
	250,000	Branson Hills, MO Infrastructure Facilities	5.500	04/01/2027	179,893
	900,000	Branson, MO IDA (Branson Hills Redevel.)	5.750	05/01/2026	884,655
	365,000	Branson, MO IDA (Branson Hills Redevel.)	7.050	05/01/2027	367,405
	1,635,000	Branson, MO IDA (Branson Landing)	5.250	06/01/2021	1,590,871
	7,550,000	Branson, MO IDA (Branson Shoppe Redevel.)	5.950	11/01/2029	7,518,592
	675,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)	5.875	12/01/2031	577,334
	400,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.500	04/01/2021	373,876
	400,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.625	04/01/2027	375,544
	1,000,000	Franklin County, MO IDA (Phoenix Center II Community Improvement District)	5.000	11/01/2037	1,007,150
	555,000	Hawk Ridge, MO Transportation Devel. District	4.650	02/01/2017	508,880
	3,840,000	Hawk Ridge, MO Transportation Devel. District	5.000	02/01/2030	2,413,210
	14,360,000	Hazelwood, MO Transportation Devel. District (370/ Missouri Bottom Road/Tausig Road)	7.200	05/01/2033	14,374,073
	2,575,000	Independence, MO 39th Street Transportation	6.875	09/01/2032	2,689,433

22 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Missouri Continued
$ 860,000	Kansas City, MO Tax Increment (Briarcliff West)	5.150%		06/01/2016	$897,479
800,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)	6.500		06/01/2025	831,104
2,160,000	Kansas City, MO Tax Increment (Southtown)	6.000		03/01/2017	2,266,639
300,000	Lees Summit, MO IDA (Kensington Farms)	5.500		03/01/2021	301,311
250,000	Lees Summit, MO IDA (Kensington Farms)	5.750		03/01/2029	243,895
790,000	Liberty, MO Tax Increment (Liberty Triangle)	5.875		10/01/2029	800,207
2,100,000	Maplewood, MO Tax (Maplewood South Redevel.)	5.750		11/01/2026	2,106,279
355,000	MO Grindstone Plaza Transportation Devel. District	5.500		10/01/2031	283,201
224,000	Northwoods, MO Transportation Devel. District	5.850		02/01/2031	206,118
1,080,000	Osage Beach, MO Tax Increment (Prewitts Point)	4.800		05/01/2016	1,069,837
1,500,000	Osage Beach, MO Tax Increment (Prewitts Point)	5.000		05/01/2023	1,446,240
350,000	Ozark Centre, MO Transportation Devel. District	5.375		09/01/2032	341,145
1,500,000	Raymore, MO Tax Increment	5.375		03/01/2020	947,835
2,750,000	Raymore, MO Tax Increment	5.625		03/01/2028	1,550,340
2,500,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax	5.625		11/01/2025	2,506,175
1,305,000	St. Louis, MO IDA (Southtown Redevel.)	5.125		05/01/2026	1,307,662
481,000	St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)	6.000		08/04/2025	245,300
846,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)	6.000		08/21/2026	516,373
1,879,000	St. Louis, MO Tax Increment (1619 Washington Redevel.)	5.500		03/09/2027	1,147,637
662,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500		05/29/2028	437,297
545,000	St. Louis, MO Tax Increment (Printers Lofts)[3]	6.000		08/21/2026	332,652
789,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500		01/20/2028	716,254
466,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500		01/20/2028	307,621
1,080,000	St. Louis, MO Tax Increment Financing (Ludwig Lofts)	6.690		04/21/2029	635,990
373,000	St. Louis, MO Tax Increment Financing, Series A	5.500		09/02/2028	227,683
3,255,000	St. Louis, MO Tax Increment, Series A	6.600		01/21/2028	2,312,482
620,000	Stone Canyon, MO Improvement District (Infrastructure)[4]	5.700		04/01/2022	372,093
320,000	Stone Canyon, MO Improvement District (Infrastructure)[4]	5.750		04/01/2027	160,048
770,000	Suemandy, MO Mid-Rivers Community Improvement District	7.500		10/01/2029	836,274
1,000,000	University Place, MO Transportation Devel. District	5.000		03/01/2026	949,900
2,500,000	University Place, MO Transportation Devel. District	5.000		03/01/2032	2,259,150

					61,622,351
Montana—0.4%
11,710,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)	0.000	[6]	09/01/2031	10,121,187
375,000	MT Facilities Finance Authority (St. John’s Lutheran)	6.000		05/15/2025	392,006

					10,513,193
Nebraska—0.4%
5,000,000	NE Central Plains Gas Energy	5.000		09/01/2032	5,594,650

23 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Nebraska Continued
$2,915,000	NE Educational Facilities Authority (Midland Lutheran College)[2]	5.600%		09/15/2029	$2,598,839
1,150,000	NE Educational Finance Authority (Concordia University)	5.000		10/01/2037	1,161,949
2,200,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)	8.750		10/01/2020	2,375,780

					11,731,218
Nevada—2.1%
15,000,000	Clark County, NV Airport[1]	5.750		07/01/2042	17,649,450
325,000	Clark County, NV Improvement District	5.000		02/01/2026	281,866
260,000	Clark County, NV Improvement District	5.050		02/01/2031	213,057
20,000,000	Clark County, NV Water Reclamation District[1]	5.250		07/01/2038	23,863,200
5,105,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)[4]	6.850	[5]	01/01/2019	508,866
1,110,000	Las Vegas, NV Local Improvement Bonds	6.250		06/01/2024	1,143,933
5,000	Las Vegas, NV Special Improvement District (Sumerlin Village)	5.875		06/01/2021	5,119
80,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.200		08/01/2016	75,002
120,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.250		08/01/2017	109,573
255,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.300		08/01/2018	229,441
580,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)	5.850		08/01/2018	607,898
935,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)	6.000		08/01/2023	952,064
495,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)	6.000		08/01/2027	498,816
715,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)	6.150		08/01/2037	708,694
25,000	Reno, NV Capital Improvement[2]	5.125		06/01/2026	25,040
2,775,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[2]	6.400		06/01/2020	2,978,297
7,420,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[2]	6.700		06/01/2028	7,796,491

					57,646,807
New Hampshire—2.5%
305,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.650	[5]	01/01/2029	77,467
3,220,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.700	[5]	01/01/2030	743,434
495,000	Manchester, NH Hsg. & Redevel. Authority, Series B	6.000	[5]	01/01/2023	218,473
1,000,000	Manchester, NH Hsg. & Redevel. Authority, Series B	6.750		01/01/2015	996,920
420,000	NH Business Finance Authority (Huggins Hospital)	6.875		10/01/2039	467,271
4,010,000	NH H&EFA (Franklin Pierce College)[2]	6.050		10/01/2034	4,026,481
21,780,000	NH H&EFA (LRG Healthcare)[1]	5.500		10/01/2034	24,551,069
1,230,000	NH H&EFA (LRG Healthcare)[2]	5.500		10/01/2034	1,386,493
20,860,000	NH H&EFA (LRG Healthcare)[1]	7.000		04/01/2038	25,732,896
1,980,000	NH H&EFA (Portsmouth Christian Academy)	5.750		07/01/2023	1,927,867
6,115,000	NH H&EFA (Portsmouth Christian Academy)	5.850		07/01/2033	5,762,715
1,500,000	NH H&EFA (Southern New Hampshire University)[2]	5.000		01/01/2027	1,680,630

24 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
New Hampshire Continued
$ 40,000	NH H&EFA (St. Joseph Hospital/Youville House/Cove)[2]	5.500%	07/01/2034	$40,826
1,270,000	NH HE&HFA (Franklin Pierce College)[2]	5.300	10/01/2028	1,246,353

				68,858,895
New Jersey—1.5%
10,000,000	NJ EDA (School Facilities Construction)[2]	5.000	03/01/2027	11,712,700
5,610,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[2]	6.300	07/01/2023	5,610,617
6,140,000	NJ Tobacco Settlement Financing Corp.[2]	5.000	06/01/2029	5,865,174
10,600,000	NJ Transportation Trust Fund Authority[2]	5.250	06/15/2031	12,370,412
5,000,000	NJ Transportation Trust Fund Authority[2]	5.250	06/15/2036	5,722,300
1,000,000	NJ Transportation Trust Fund Authority[2]	6.000	06/15/2035	1,223,340

				42,504,543

New Mexico—0.3%
1,495,000	Cabezon, NM Public Improvement District	6.300	09/01/2034	1,556,788
5,370,000	Eldorado, NM Area Water and Sanitation District	6.000	02/01/2023	5,370,644
285,000	Montecito Estates, NM Public Improvement District	7.000	10/01/2037	294,453
1,925,000	NM Trails Public Improvement District	7.750	10/01/2038	1,974,665

				9,196,550
New York—6.5%
5,000,000	L.I., NY Power Authority, Series A2	5.000	09/01/2042	5,582,150
11,435,000	NY Liberty Devel. Corp. (Goldman Sachs Headquarters)[2]	5.250	10/01/2035	13,603,762
3,000,000	NY MTA, Series A2	5.000	11/15/2029	3,595,110
5,000,000	NY MTA, Series D2	5.000	11/15/2028	5,867,400
5,000,000	NY MTA, Series D2	5.000	11/15/2031	5,698,000
8,050,000	NY MTA, Series D2	5.000	11/15/2036	9,045,383
3,475,000	NY MTA, Series E2	5.000	11/15/2026	4,145,745
2,125,000	NY MTA, Series E2	5.000	11/15/2028	2,493,645
3,000,000	NY MTA, Series E2	5.000	11/15/2030	3,479,760
19,080,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2037	21,622,028
19,665,000	NYC GO1	5.375	04/01/2036	23,409,710
4,000,000	NYC Municipal Water Finance Authority[2]	5.000	06/15/2032	4,637,000
20,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2036	22,123,800
5,450,000	NYC Transitional Finance Authority[2]	5.000	02/01/2035	6,278,128
5,250,000	NYC Transitional Finance Authority (Building Aid)[2]	5.000	07/15/2033	6,056,190
4,500,000	NYC Transitional Finance Authority (Building Aid)[2]	5.000	07/15/2033	5,260,680
5,000,000	NYC Transitional Finance Authority (Building Aid)[2]	5.000	07/15/2037	5,766,550
10,000,000	NYS DA (St. Mary’s Hospital for Children)	7.875	11/15/2041	10,893,500
5,050,000	NYS Liberty Devel. Corp. (7 World Trade Center)[2]	5.000	09/15/2029	5,967,585
1,000,000	Suffolk County, NY Tobacco Asset Securitization Corp.[2]	5.000	06/01/2032	1,071,980
5,985,000	Suffolk, NY Tobacco Asset Securitization Corp.[2]	5.375	06/01/2028	5,923,175
2,500,000	Westchester County, NY Healthcare Corp., Series A2	5.000	11/01/2021	2,993,325

25 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 5,255,000	Westchester County, NY Healthcare Corp., Series A2	5.000%		11/01/2030	$5,861,059

					181,375,665
North Carolina—0.0%
20,000	NC Medical Care Commission (AHACHC)[2]	5.800		10/01/2034	21,032
North Dakota—0.0%
40,000	Williston, ND Water Utility[2]	5.100		05/01/2013	40,003
Ohio—6.7%
3,440,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[2]	5.750		06/01/2031	3,885,067
2,250,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[2]	6.000		06/01/2045	2,520,788
11,460,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[2]	5.125		06/01/2024	10,638,318
2,555,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[2]	5.375		06/01/2024	2,409,135
20,820,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[2]	5.750		06/01/2034	18,262,263
20,360,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[2]	5.875		06/01/2030	18,264,345
22,380,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[2]	6.000		06/01/2042	20,304,926
10,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[2]	6.250		06/01/2037	9,340,800
970,100,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.251	[5]	06/01/2047	61,465,536
743,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.501	[5]	06/01/2052	9,963,630
1,305,000	Butler County, OH Hospital Facilities (UC Health)[2]	5.750		11/01/2040	1,483,902
2,165,000	Centerville, OH Health Care (Bethany Lutheran Village)	6.000		11/01/2038	2,261,970
140,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)[2]	7.000		06/01/2018	140,129
3,445,000	Cleveland-Cuyahoga County, OH Port Authority[2]	6.000		11/15/2035	4,030,133
10,000	Cuyahoga County, OH Hospital (Metro Health System)[2]	5.500		02/15/2027	10,014
295,000	Glenwillow Village, OH GO	5.875		12/01/2024	307,384
20,000	Greene County, OH Economic Devel. (YMCA)	6.000		12/01/2023	19,102
1,000,000	Greene County, OH University Hsg. (Central State University)	5.375		09/01/2022	995,210
1,500,000	Greene County, OH University Hsg. (Central State University)	5.625		09/01/2032	1,445,970
1,000,000	Greene County, OH University Hsg.(Central State University)	5.500		09/01/2027	976,680
855,000	Grove City, OH Tax Increment Financing	5.125		12/01/2016	901,563
2,500,000	Grove City, OH Tax Increment Financing	5.375		12/01/2031	2,531,950
920,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)	5.000		12/01/2022	939,927
4,265,000	OH Higher Education Facility Commission (Ashland University)[2]	6.250		09/01/2024	4,596,817

26 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Ohio Continued
$3,075,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[3]	6.300%		02/15/2024	$1,855,178
5,860,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[3]	6.400		02/15/2034	3,535,924
4,065,000	Portage County, OH Port Authority (Northeast Ohio Medical University)[2]	5.000		12/01/2037	4,341,623
510,000	Ross County, OH Hospital (Adena Health System)[2]	5.750		12/01/2028	589,142
645,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)	5.400		11/01/2036	335,381

					188,352,807
Oklahoma—0.6%
13,205,000	Grady County, OK Criminal Justice Authority[2]	7.000		11/01/2041	13,464,610
2,000,000	Langston, OK EDA (Langston University)[2]	5.000		05/01/2030	2,054,020
770,000	Langston, OK EDA (Langston University)[2]	5.250		05/01/2026	810,564
20,000	Texas County, OK Devel Authority Student Hsg. (OPSU-Goodwell)	5.450		11/01/2034	20,500

					16,349,694
Oregon—0.0%
340,000	OR Facilities Authority (Concordia University)[2]	6.125		09/01/2030	371,508
500,000	OR Facilities Authority (Concordia University)[2]	6.375		09/01/2040	553,055

					924,563
Pennsylvania—1.7%
8,000,000	Allegheny County, PA GO2	5.000		12/01/2033	8,890,640
500,000	Chester County, PA H&EFA (Chester County Hospital)[2]	6.750		07/01/2031	500,855
500,000	Luzerne County, PA IDA	7.500		12/15/2019	521,335
500,000	Luzerne County, PA IDA	7.750		12/15/2027	527,195
25,000	Northumberland County, PA IDA (NHS Youth Services)	5.500		02/15/2033	18,097
3,425,000	Northumberland County, PA IDA (NHS Youth Services)	7.750		02/15/2029	2,619,543
5,000,000	PA EDFA (Forum)[2]	5.000		03/01/2034	5,620,150
3,895,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[2]	5.875		11/15/2016	3,899,674
3,500,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[2]	5.875		11/15/2021	3,502,975
2,000,000	PA HEFA (Shippensburg University)[2]	6.250		10/01/2043	2,358,060
3,000,000	PA Public School Building Authority (School District of Philadelphia)[2]	5.000		04/01/2030	3,302,280
5,000,000	PA Public School Building Authority (School District of Philadelphia)[2]	5.000		04/01/2031	5,468,000
3,255,000	PA Turnpike Commission[2]	0.000	[6]	12/01/2034	3,231,759
685,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)[2]	6.125		03/15/2043	692,268
1,000,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)	7.250		01/01/2021	1,021,300
1,650,000	Philadelphia, PA H&HEFA (Temple University Health System)[2]	5.625		07/01/2036	1,808,219

27 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Pennsylvania Continued
$ 500,000	Philadelphia, PA H&HEFA (Temple University Health System)[2]	5.625%		07/01/2042	$543,805
3,500,000	Philadelphia, PA School District[2]	6.000		09/01/2038	4,100,285

					48,626,440
Rhode Island—0.8%
5,000,000	Central Falls, RI Detention Facility	7.250		07/15/2035	4,350,600
50,000	Providence, RI HDC (Barbara Jordan Apartments)[2]	6.750		07/01/2025	50,145
13,600,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[2]	7.000		05/15/2039	16,345,024
725,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[2]	7.000		05/15/2039	848,961
160,000	RI Health & Educational Building Corp. (Johnson & Wales University)	6.100		04/01/2026	160,973
40,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[2]	6.500		04/01/2027	40,109
33,305,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125	[5]	06/01/2052	389,335
10,375,000	RI Tobacco Settlement Financing Corp. (TASC)	6.750	[5]	06/01/2052	102,090
1,100,000	Tiverton, RI Special Obligation Tax (Mount Hope Bay Village)	6.875		05/01/2022	1,111,352

					23,398,589
South Carolina—0.9%
500,000	Allendale County, SC School District Energy Savings Special Obligation	8.500		12/01/2018	528,895
1,860,000	Lancaster County, SC (Sun City Carolina Lakes)	5.450		12/01/2037	1,866,119
5,555,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)	6.200		11/01/2036	5,297,859
600,000	SC Connector 2000 Assoc. Toll Road, Series B	5.535	[5]	01/01/2020	23,988
6,565,000	SC Connector 2000 Assoc. Toll Road, Series B	5.781	[5]	01/01/2021	262,469
11,240,000	SC Connector 2000 Assoc. Toll Road, Series B	6.697	[5]	01/01/2026	449,375
5,285,000	SC Educational Facilities Authority (Benedict College)[2]	5.600		07/01/2022	5,292,822
2,420,000	SC Educational Facilities Authority (Benedict College)[2]	5.625		07/01/2031	2,410,247
550,000	SC Educational Facilities Authority (Southern Wesleyan University)[2]	5.750		03/01/2029	557,398
2,500,000	SC Jobs-EDA (Coastal Hsg. Foundation)[2]	6.250		04/01/2035	2,940,150
2,000,000	SC Jobs-EDA (Coastal Hsg. Foundation)[2]	6.500		04/01/2042	2,386,840
935,000	SC Jobs-EDA (Palmetto Health)[2]	5.375		08/01/2022	1,083,226
2,000,000	SC Jobs-EDA (Palmetto Health)[2]	5.500		08/01/2026	2,277,140

					25,376,528
South Dakota—0.0%
500,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[2]	5.000		06/01/2027	587,735
Tennessee—1.7%
115,000	Johnson City, TN H&EFB (Johnson City Medical Center)[2]	5.250		07/01/2028	115,289
3,500,000	Knox County, TN HE&HFB (Covenant Health)[2]	5.000		01/01/2025	4,072,460

28 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 / Unaudited

Principal Amount		Coupon	Maturity	Value
Tennessee Continued
$2,730,000	Knox County, TN HE&HFB (Covenant Health)[2]	5.000%	01/01/2026	$3,151,758
1,000,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)[2]	5.000	11/01/2026	1,133,070
500,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)[2]	5.000	11/01/2027	561,715
1,000,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)[2]	5.000	11/01/2028	1,118,460
1,200,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)[2]	5.000	11/01/2030	1,323,504
5,000,000	TN Energy Acquisition Gas Corp.[2]	5.000	02/01/2024	5,722,700
15,665,000	TN Energy Acquisition Gas Corp.[2]	5.000	02/01/2027	17,689,075
4,820,000	TN Energy Acquisition Gas Corp.[2]	5.250	09/01/2021	5,643,593
4,910,000	TN Energy Acquisition Gas Corp.[2]	5.250	09/01/2026	5,808,432

				46,340,056
Texas—6.6%
1,305,000	Anson, TX Education Facilities Corp. Student Hsg. (University of Texas/Waterview Park)	5.100	01/01/2034	1,301,607
2,855,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)	6.000	06/01/2021	1,855,664
6,625,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)	6.000	06/01/2031	4,306,051
5,765,000	Bexar County, TX HFC (American Opportunity Hsg.-Waterford/Kingswood)[2]	7.000	12/01/2036	5,539,992
6,020,000	Bexar County, TX HFC (Doral Club & Sutton House Apt.)[2]	5.550	10/01/2036	6,073,578
395,000	Bexar County, TX HFC (Doral Club)[2]	8.750	10/01/2036	303,795
20,000	Brazos County, TX HFDC (Franciscan Services Corp.)[2]	5.375	01/01/2032	20,284
60,000	Collin County, TX HFC (Community College District Foundation)	5.250	06/01/2031	50,401
5,000,000	Dallas-Fort Worth, TX International Airport[2]	5.000	11/01/2035	5,545,050
700,000	Danbury, TX Higher Education Finance Corp. (Island Foundation)	6.250	02/15/2036	700,770
7,550,000	Donna, TX GO	6.250	02/15/2037	7,288,468
5,066,000	Escondido, TX Public Improvement District (Horseshoe Bay)	7.250	10/01/2033	5,270,768
20,000	Harris County, TX HFDC (Texas Children’s Hospital)[2]	5.250	10/01/2029	20,084
45,000	Harris County-Houston, TX Sports Authority[2]	5.000	11/15/2025	45,336
16,000,000	Houston, TX Airport System, Series A1	5.500	07/01/2039	18,469,120
300,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[2]	6.500	05/15/2031	374,769
250,000	Houston, TX Higher Education Finance Corp. (Ninos)[2]	6.000	08/15/2036	270,168
250,000	Houston, TX Higher Education Finance Corp. (Ninos)[2]	6.000	08/15/2041	269,050
2,900,000	Lufkin, TX Health Facilities Devel. Corp. (Memorial Health System of East Texas)[2]	6.250	02/15/2037	3,246,057
700,000	Maverick County, TX GO COP	8.750	03/01/2034	703,535

29 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Texas Continued
$2,350,000	Maverick County, TX GO COP	8.750%		03/01/2034	$2,361,868
8,765,000	McLennan County, TX Public Facility Corp.[2]	6.625		06/01/2035	9,474,702
700,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)[2]	6.000		08/15/2042	734,517
12,000,000	North Central TX HFDC (Children’s Medical Center)[1]	5.750		08/15/2039	14,047,440
2,000,000	North TX Tollway Authority[2]	5.000		01/01/2036	2,250,440
3,695,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)	6.150		08/01/2022	277,162
16,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[1]	6.250		11/15/2029	19,097,120
1,400,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (WPM/GPM Obligated Group)[2]	5.250		09/20/2023	1,431,234
6,707,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)	7.750		10/01/2037	6,888,424
465,000	TX Affordable Hsg. Corp. (Worthing Oaks Apartments)[2]	6.600		07/20/2037	490,677
110,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.750		09/01/2027	79,817
485,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	6.000		09/01/2033	328,146
2,000,000	TX Municipal Gas Acquisition & Supply Corp.[2]	5.000		12/15/2028	2,177,760
3,750,000	TX Municipal Gas Acquisition & Supply Corp.[2]	5.250		12/15/2020	4,367,513
40,000,000	TX Municipal Gas Acquisition & Supply Corp.[2]	6.250		12/15/2026	50,405,600
1,700,000	TX Public Finance Authority Charter School Finance Corp. (Cosmos Foundation)[2]	6.000		02/15/2030	1,998,622
660,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)	6.250		09/01/2036	679,800
1,085,000	TX Public Finance Authority Charter School Finance Corp. (New Fontiers School)[2]	5.800		08/15/2040	1,178,093
18,750,000	TX Turnpike Authority (Central TX Turnpike System)	6.590	[5]	08/15/2037	4,425,750

					184,349,232
U.S. Possessions—7.6%
500,000	Guam Government Department of Education COP (John F. Kennedy High School)[2]	6.625		12/01/2030	553,155
800,000	Guam Government Department of Education COP (John F. Kennedy High School)[2]	6.875		12/01/2040	893,024
10,315,000	Puerto Rico Aqueduct & Sewer Authority[2]	5.000		07/01/2033	9,817,095
1,885,000	Puerto Rico Aqueduct & Sewer Authority[2]	5.250		07/01/2029	1,877,743
8,300,000	Puerto Rico Aqueduct & Sewer Authority[2]	5.250		07/01/2042	8,005,433
11,900,000	Puerto Rico Aqueduct & Sewer Authority[2]	5.750		07/01/2037	12,046,846
1,925,000	Puerto Rico Aqueduct & Sewer Authority[2]	6.000		07/01/2047	1,975,993
11,250,000	Puerto Rico Children’s Trust Fund (TASC)[2]	5.500		05/15/2039	11,376,338
4,515,000	Puerto Rico Commonwealth GO	5.000		07/01/2020	4,654,604
3,000,000	Puerto Rico Commonwealth GO2	5.250		07/01/2023	3,053,340
1,250,000	Puerto Rico Commonwealth GO2	5.375		07/01/2030	1,265,563
500,000	Puerto Rico Commonwealth GO2	5.500		07/01/2021	527,725

30 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued
$ 1,500,000	Puerto Rico Commonwealth GO2	5.500%		07/01/2026	$1,546,725
15,500,000	Puerto Rico Commonwealth GO2	5.500		07/01/2039	15,704,755
4,000,000	Puerto Rico Commonwealth GO2	5.625		07/01/2033	4,017,000
9,000,000	Puerto Rico Commonwealth GO2	5.750		07/01/2036	9,273,960
2,000,000	Puerto Rico Commonwealth GO2	6.000		07/01/2039	2,070,020
3,000,000	Puerto Rico Commonwealth GO2	6.000		07/01/2040	3,112,350
5,000,000	Puerto Rico Commonwealth GO2	6.500		07/01/2037	5,383,900
13,960,000	Puerto Rico Electric Power Authority, Series A2	5.000		07/01/2029	13,920,772
4,765,000	Puerto Rico Electric Power Authority, Series A2	5.000		07/01/2042	4,577,497
2,830,000	Puerto Rico Electric Power Authority, Series AAA[2]	5.250		07/01/2028	2,874,544
1,850,000	Puerto Rico Electric Power Authority, Series CCC[2]	5.000		07/01/2022	1,915,250
3,000,000	Puerto Rico Electric Power Authority, Series TT2	5.000		07/01/2026	3,023,370
1,690,000	Puerto Rico Electric Power Authority, Series VV2	5.250		07/01/2025	1,777,711
3,050,000	Puerto Rico Electric Power Authority, Series WW2	5.500		07/01/2038	3,087,332
410,000	Puerto Rico Electric Power Authority, Series ZZ2	5.250		07/01/2022	430,697
40,000	Puerto Rico Highway & Transportation Authority[2]	5.000		07/01/2022	40,065
65,000	Puerto Rico Infrastructure[2]	5.000		07/01/2041	61,931
850,000	Puerto Rico Infrastructure[2]	5.500		07/01/2024	884,493
8,000,000	Puerto Rico Infrastructure	7.075	[5]	07/01/2030	2,853,600
8,695,000	Puerto Rico Infrastructure Financing Authority	6.070	[5]	07/01/2031	2,895,000
1,230,000	Puerto Rico ITEMECF (Polytechnic University)[2]	5.000		08/01/2032	1,151,870
9,650,000	Puerto Rico Public Buildings Authority[2]	5.250		07/01/2042	9,472,633
4,940,000	Puerto Rico Public Buildings Authority[2]	5.375		07/01/2033	4,939,753
2,000,000	Puerto Rico Public Buildings Authority[2]	6.000		07/01/2041	2,081,600
7,550,000	Puerto Rico Public Buildings Authority[2]	6.250		07/01/2026	8,150,980
1,000,000	Puerto Rico Public Buildings Authority[2]	6.250		07/01/2031	1,109,240
5,615,000	Puerto Rico Public Finance Corp., Series B2	5.500		08/01/2031	5,595,291
11,250,000	Puerto Rico Sales Tax Financing Corp., Series A2	5.500		08/01/2037	11,894,625
115,950,000	Puerto Rico Sales Tax Financing Corp., Series A	6.012	[5]	08/01/2054	10,044,749
29,670,000	Puerto Rico Sales Tax Financing Corp., Series A	6.110	[5]	08/01/2044	5,184,833
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A2	6.500		08/01/2044	2,271,080
50,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.280	[5]	08/01/2034	15,360,000

					212,754,485
Utah—0.3%
500,000	Utah County, UT Charter School (Lakeview Academy)[2]	5.000		07/15/2032	506,965
2,330,000	Utah County, UT Charter School (Lakeview Academy)[2]	5.250		07/15/2043	2,372,010
2,315,000	Utah County, UT Charter School (Lakeview Academy)[2]	5.625		07/15/2037	2,405,563
285,000	Utah County, UT Charter School (Lincoln Academy)	5.875		06/15/2037	288,038
275,000	Utah County, UT Charter School (Renaissance Academy)	5.625		07/15/2037	276,557

31 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Utah Continued
$ 1,440,000	West Valley City, UT Sewer (East Hollywood High School)	5.625%		06/15/2037	$1,315,166

					7,164,299
Vermont—0.1%
350,000	Burlington, VT GO2	5.000		11/01/2027	379,701
445,000	Burlington, VT GO2	5.000		11/01/2032	472,123
583,541	VT Educational & Health Buildings Financing Agency (Marlboro College)	2.779		04/01/2019	573,236

					1,425,060
Virginia—1.0%
2,300,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)	5.250		07/15/2025	2,135,044
825,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)	5.500		07/15/2035	742,756
625,000	Celebrate, VA North Community Devel. Authority Special Assessment	6.750		03/01/2034	406,263
490,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.125		03/01/2036	290,771
3,000,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.450		03/01/2036	1,778,040
750,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.800		03/01/2036	439,440
25,000	Greensville County, VA IDA (Georgia-Pacific Corp.)[2]	5.300		08/01/2014	26,294
345,000	Manassas Park, VA Economic Devel. Authority	6.000		07/15/2035	389,081
900,000	New Port, VA CDA	5.600		09/01/2036	586,260
3,375,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation	6.450		09/01/2037	3,642,401
755,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)	6.500		08/01/2028	805,925
2,745,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)	6.500		08/01/2038	2,888,564
675,000	Suffolk, VA IDA (Lake Prince Center)	5.300		09/01/2031	695,412
3,500,000	VA Celebrate South CDA Special Assessment[4]	6.250		03/01/2037	2,095,695
950,000	VA College Building Authority (Regent University)[2]	5.000		06/01/2026	993,016
2,000,000	VA College Building Authority (Regent University)[2]	5.000		06/01/2029	2,080,440
585,000	VA College Building Authority Educational Facilities (Regent University)[2]	5.000		06/01/2036	602,146
3,700,000	VA Small Business Financing Authority (Hampton Roads Proton)	9.000		07/01/2039	3,982,495
35,170,000	VA Tobacco Settlement Authority	5.670	[5]	06/01/2047	917,234
162,770,000	VA Tobacco Settlement Authority	5.770	[5]	06/01/2047	3,278,188

					28,775,465
Washington—2.9%
1,000,000	Bremerton, WA Hsg. Authority	5.300		06/01/2026	1,013,150
4,145,000	Bremerton, WA Hsg. Authority	5.500		06/01/2037	4,195,610
1,150,000	Grant County, WA Public Hospital District No. 3 (Columbia Basin Hospital)	5.250		12/01/2029	1,220,656
500,000	Grant County, WA Public Hospital District No. 3 (Columbia Basin Hospital)	5.500		12/01/2036	533,945

32 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Washington Continued
$ 25,000	Pierce County, WA Hsg. Authority	5.800%		12/01/2023	$24,999
2,410,000	Seattle, WA Hsg. Authority (Gamelin House & Genesee)	5.700		11/01/2035	2,453,187
3,000,000	Tacoma, WA Consolidated Local Improvements District No. 65	5.750		04/01/2043	3,001,410
500,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)	5.250		01/01/2028	500,810
1,800,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)	5.250		01/01/2034	1,800,558
4,000,000	Vancouver, WA Hsg. Authority (Springbrook Village Apartments)[2]	5.000		03/01/2025	4,366,520
33,785,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[1]	6.375		10/01/2036	40,878,571
15,000,000	WA Health Care Facilities Authority (Providence Health System-Washington)[1]	5.250		10/01/2033	16,544,550
10,000	WA HFC (Nickerson Area Properties)	5.250		01/01/2023	10,000
4,915,000	WA Tobacco Settlement Authority (TASC)[2]	6.500		06/01/2026	5,013,202
25,000	WA Tobacco Settlement Authority (TASC)[2]	6.625		06/01/2032	25,500
45,000	White Salmon, WA Water & Sewer	6.000		07/01/2015	45,129

					81,627,797
West Virginia—0.2%
960,000	Brooke County, WV (Bethany College)[2]	6.500		10/01/2031	1,113,725
1,750,000	Brooke County, WV (Bethany College)[2]	6.750		10/01/2037	2,051,788
500,000	Wheeling, WV Tax Increment (Stone Building Renovation)	5.200		06/01/2025	477,600
1,500,000	Wheeling, WV Tax Increment (Stone Building Renovation)	5.500		06/01/2033	1,394,865

					5,037,978
Wisconsin—1.4%
1,750,000	Sokaogon, WI Chippewa Community (Gaming)[4]	7.000		01/01/2026	785,943
2,325,000	WI Center District, Series A2	5.000		12/15/2029	2,676,517
2,495,000	WI Center District, Series A2	5.000		12/15/2030	2,856,625
5,000,000	WI GO2	6.000		05/01/2036	6,048,900
1,230,000	WI H&EFA (Beloit College)[2]	6.125		06/01/2035	1,413,565
750,000	WI H&EFA (Beloit College)[2]	6.125		06/01/2039	858,203
2,305,000	WI H&EFA (Richland Hospital)	5.375		06/01/2028	2,306,521
1,260,000	WI H&EFA (SSM Health Care Corp.)[2]	5.250		06/01/2034	1,411,969
16,000,000	WI H&EFA (SSM Health Care Corp.)[1]	5.250		06/01/2034	17,929,760
200,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.181	[5]	10/01/2042	79,990
465,000	WI Public Finance Authority (Las Ventanas Retirement Community)	7.000		10/01/2042	457,520
200,000	WI Public Finance Authority (Las Ventanas Retirement Community)	36.060	[5]	10/01/2042	2
650,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)[2]	7.125		07/01/2042	717,145
500,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[2]	5.750		07/15/2032	518,765

33 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Wisconsin Continued
$350,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[2]	6.000%	07/15/2042	$360,693

				38,422,118

Total Municipal Bonds and Notes (Cost $3,161,236,796)				3,103,353,948
Corporate Bonds and Notes—0.0%
59,873	Delta Air Lines, Inc., Sr. Unsec. Nts.[8]	8.000	12/01/2015	59,929
60,902	Las Vegas Monorail Co., Sr. Sec. Nts.[8,9]	5.500	07/15/2019	—
18,270	Las Vegas Monorail Co., Sub. Nts.[8,9]	3.000	07/15/2055	—

Total Corporate Bonds and Notes (Cost $59,274)				59,929

Total Investments, at Value (Cost $3,161,296,070)-110.8%				3,103,413,877
Liabilities in Excess of Other Assets-(10.8)				(302,538,107)

Net Assets-100.0%				$2,800,875,770

Footnotes to Statement of Investments

1. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

2. All or a portion of the security position has been segregated for collateral to cover borrowings.

3. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See accompanying Notes.

8. Received as a result of a corporate action.

9. Interest or dividend is paid-in-kind, when applicable.

To simplify the listings of securities, abbreviations are used per the table below:

AH	Ascension Health
AHACHC	ARC/HDS Alamance County Housing Corp.
ARC	Assoc. of Retarded Citizens
ASCG	Ascension Health Credit Group
AUS	Allegheny United Hospital
AWCC	American Water Capital Corp.
CDA	Communities Devel. Authority
CECS	Carden Elementary Charter School
CFGH	Central Florida Group Homes
CHHC	Community Health & Home Care
COP	Certificates of Participation
DA	Dormitory Authority
DKH	Day Kimball Hospital
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
EICS	E-Institute Charter School
EMH	Elmhurst Memorial Hospital
EMHH	Elmhurst Memorial Home Health

34 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

EMHS	Elmhurst Memorial Health System
EPBH	Emma Pendelton Bradley Hospital
FHA	Federal Housing Agency/Authority
FRS	Family Rehabilitation Services (Hancock Manor)
GO	General Obligation
GPM	Greenbriar Prime Management
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HDS	Housing Devel. Services
HE&HFA	Higher Education and Health Facilities Authority
HE&HFB	Health Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HNE	Healthnet of New England
HUHS	Hahnemann University Hospital System
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
KAWC	Kentucky American Water Company
L.I.	Long Island
LIFERS	Long Inverse Floating Exempt Receipts
MCP	Medical College of Pennsylvania
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MTA	Metropolitan Transportation Authority
NYC	New York City
NYS	New York State
OHC	Oakwood Hospital Corp.
OLOLMC	Our Lady of Lake Medical Center
OLOLRMC	Our Lady of Lourdes Regional Medical Center
OPSU	Oklahoma Panhandle State University
OUH	Oakwood United Hospitals
RIBS	Residual Interest Bonds
RIH	Rhode Island Hospital
ROLs	Residual Option Longs
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SVH	Saint Vincent’s Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
TAT	The Academy of Tuscson
TC	Travis Corp. (People Care)
TMH	The Miriam Hospital
UC	United Care
VC	VinFen Corp.
VCS	VinFen Clinical Services
WPM	Westchester Prime Management
YMCA	Young Men’s Christian Assoc.

Notes to Statement of Investments

35 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in

36 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Sub-Adviser monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2013, the Fund’s maximum exposure under such agreements is estimated at $164,405,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At April 30, 2013, municipal bond holdings with a value of $521,486,597 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $292,175,000 in short-term floating rate securities issued and outstanding at that date.

37 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

At April 30, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate [2]	Maturity Date	Value
$10,000,000	Birmingham, AL Commercial Devel. Authority (Civic Center Improvements) RIBS	10.200%	4/1/41	$13,051,800
5,000,000	CA Health Facilities Financing Authority ROLs[3]	20.819	7/1/39	8,612,600
7,500,000	CA Public Works	9.250	12/1/31	10,247,700
3,000,000	Chicago, IL Park District (Harbor Facilities) DRIVERS[3]	9.698	1/1/37	3,863,280
5,000,000	Chicago, IL Park District (Harbor Facilities) DRIVERS[3]	9.698	1/1/40	6,424,100
3,750,000	Clark County, NV Airport ROLs[3]	20.369	7/1/42	6,399,450
5,000,000	Clark County, NV Water Reclamation District DRIVERS	18.499	7/1/38	8,863,200
10,000,000	East Bay, CA Municipal Utility District (Water System) ROLs[3]	9.399	6/1/36	13,688,600
3,480,000	FL COP (Dept. of Management Services) DRIVERS	14.083	8/1/28	5,192,682
4,000,000	Greater Orlando, FL Aviation Authority ROLs[3]	17.688	10/1/32	6,040,320
4,000,000	Houston, TX Airport System ROLs[3]	19.806	7/1/39	6,469,120
5,000,000	IL Finance Authority (Northwestern Memorial Hospital) DRIVERS	21.532	8/15/39	8,750,000
1,665,000	IL Finance Authority ROLs	18.355	5/15/29	2,052,762
3,650,000	MI Hospital Finance Authority ROLs[3]	22.310	12/1/23	6,934,708
10,890,000	NH H&EFA (LRG Healthcare) DRIVERS	10.124	10/1/34	13,661,069
5,215,000	NH H&EFA ROLs[3]	25.709	4/1/38	10,087,896
3,000,000	North Central Texas HFDC (Children’s Medical Center) DRIVERS	20.521	8/15/39	5,047,440
9,540,000	NY Triborough Bridge & Tunnel Authority ROLs[3]	9.319	11/15/37	12,082,028
4,920,000	NYC GO DRIVERS	18.990	4/1/36	8,664,710
10,000,000	NYC Municipal Water Finance Authority ROLs[3]	9.399	6/15/36	12,123,800
2,500,000	Orange County, FL School Board ROLs[3]	19.716	8/1/34	3,998,200
3,100,000	Pima County, AZ IDA (Metro Police Facility) DRIVERS	18.614	7/1/39	4,336,156
4,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	22.397	11/15/29	7,097,120
2,625,000	University of California (Regents Medical Center) DRIVERS	17.488	5/15/37	3,627,855
3,000,000	University of Illinois (Auxiliary Facilities Systems) DRIVERS	20.521	4/1/38	4,662,120
7,500,000	WA Austin Trust Various States Inverse Certificates	9.749	10/1/33	9,044,550
11,265,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[3]	17.491	10/1/36	18,358,571
8,000,000	WI H&EFA (SSM Health Care Corp.) LIFERS[3]	9.740	6/1/34	9,929,760

				$229,311,597

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $292,175,000 as of April 30, 2013.

38 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 30, 2013 is as follows:

Cost	$122,186,268
Market Value	$53,479,532
Market Value as a % of Net Assets	1.91%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of April 30, 2013, securities with an aggregate market value of $222,639, representing 0.01% of the Fund’s net assets, were subject to these forbearance agreements. Interest payments of $51,485 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

39 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

40 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$42,844,959	$—	$42,844,959
Alaska	—	652,741	—	652,741
Arizona	—	99,100,636	—	99,100,636
Arkansas	—	1,663,421	—	1,663,421
California	—	536,141,074	—	536,141,074
Colorado	—	52,128,267	483,590	52,611,857
Connecticut	—	5,211,433	—	5,211,433
Delaware	—	6,638,981	—	6,638,981
District of Columbia	—	21,774,696	—	21,774,696
Florida	—	344,998,134	1,828,044	346,826,178
Georgia	—	38,823,846	—	38,823,846
Idaho	—	6,433,939	—	6,433,939
Illinois	—	328,171,086	—	328,171,086
Indiana	—	47,150,009	1,602,935	48,752,944
Iowa	—	23,304,002	—	23,304,002
Kansas	—	3,801,512	—	3,801,512
Kentucky	—	180,501	—	180,501
Louisiana	—	60,940,418	—	60,940,418
Maine	—	8,866,670	—	8,866,670
Maryland	—	7,241,790	—	7,241,790
Massachusetts	—	10,591,782	—	10,591,782
Michigan	—	85,860,075	—	85,860,075
Minnesota	—	8,576,693	—	8,576,693
Mississippi	—	5,319,611	—	5,319,611
Missouri	—	61,622,351	—	61,622,351
Montana	—	10,513,193	—	10,513,193
Nebraska	—	11,731,218	—	11,731,218
Nevada	—	57,646,807	—	57,646,807
New Hampshire	—	68,858,895	—	68,858,895
New Jersey	—	42,504,543	—	42,504,543
New Mexico	—	9,196,550	—	9,196,550
New York	—	181,375,665	—	181,375,665
North Carolina	—	21,032	—	21,032
North Dakota	—	40,003	—	40,003
Ohio	—	188,352,807	—	188,352,807
Oklahoma	—	16,349,694	—	16,349,694
Oregon	—	924,563	—	924,563
Pennsylvania	—	48,626,440	—	48,626,440
Rhode Island	—	23,398,589	—	23,398,589
South Carolina	—	25,376,528	—	25,376,528
South Dakota	—	587,735	—	587,735
Tennessee	—	46,340,056	—	46,340,056
Texas	—	184,349,232	—	184,349,232
U.S. Possessions	—	212,754,485	—	212,754,485
Utah	—	7,164,299	—	7,164,299
Vermont	—	1,425,060	—	1,425,060
Virginia	—	28,775,465	—	28,775,465
Washington	—	81,627,797	—	81,627,797

41 | Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

West Virginia	—	5,037,978	—	5,037,978
Wisconsin	—	38,422,118	—	38,422,118
Corporate Bonds and Notes	—	59,929	—	59,929

Total Assets	$—	$3,099,499,308	$3,914,569	$3,103,413,877

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3 *
Assets Table
Investments, at Value:
Muncipal Bonds and Notes
Colorado	$—	$(483,300)	$483,300	$—
Florida	6,131,923	(1,791,014)	1,791,014	(6,131,923)
Indiana	—	(1,614,478)	1,614,478	—

Total Assets	$6,131,923	$(3,888,792)	$3,888,792	$(6,131,923)

*	Transferred from Level 3 to Level 2 due to the availability of market data for this security.
**	Transferred from Level 2 to Level 3 because of the lack of observable market data.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,873,580,692 [1]

Gross unrealized appreciation	$258,733,659
Gross unrealized depreciation	(317,379,818)

Net unrealized depreciation	$(58,646,159)

1. The Federal tax cost of securities does not include cost of $288,479,344, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

42 | Oppenheimer AMT-Free Municipals

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free Municipals

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	6/11/2013